UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-21475

                             RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                             Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Tara Tilbury

50 South Sixth Street, Suite 2350

                                     Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 376-7132

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi-Annual Report For the six months ended September 30, 2019 RBC Emerging Markets Equity Fund RBC Emerging Markets Small Cap Equity Fund RBC Emerging Markets Value Equity Fund RBC Global Opportunities Fund RBC International Opportunities Fund Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800-422-2766. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-422-2766 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

	RBC Funds
About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov.

Table of Contents	Portfolio Managers	1
	Performance Summary	2
	Fund Statistics
	- RBC Emerging Markets Equity Fund	5
	- RBC Emerging Markets Small Cap Equity Fund	6
	- RBC Emerging Markets Value Equity Fund	7
	- RBC Global Opportunities Fund	8
	- RBC International Opportunities Fund	9
	Schedule of Portfolio Investments	10
	Financial Statements
	- Statements of Assets and Liabilities	29
	- Statements of Operations	33
	- Statements of Changes in Net Assets	35
	Financial Highlights	40
	Notes to Financial Statements	51
	Share Class Information	68
	Supplemental Information	69
	Approval of Investment Advisory and Sub-Advisory Agreements	71

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US”) serves as the investment advisor and RBC Global Asset Management (UK) Limited (“RBC GAM-UK”) serves as the investment sub-advisor to the Funds and is responsible for the overall management of the Funds’ portfolios. The individual primarily responsible for the day-to-day management of the Funds’ portfolios is set forth below.

Philippe Langham

Senior Portfolio Manager and Head of Emerging Market Equities

Philippe Langham is Head of Emerging Market Equities at RBC GAM-UK and is responsible for portfolio management of RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. Philippe joined RBC GAM-UK in November 2009 from Societe Generale Asset Management, where he was Head of Global Emerging Markets. He was previously Director and Head of Emerging Markets and Asia at Credit Suisse in Zurich. Prior to that, he managed Global Emerging Markets, Asian, Latin American and U.S. portfolios for nine years at the Kuwait Investment Office. Philippe holds a BSc in economics from the University of Manchester in England and is a Chartered Accountant.

Laurence Bensafi

Senior Portfolio Manager and Deputy Head of Emerging Markets Equity

Laurence Bensafi is Deputy Head of Emerging Markets Equity at RBC GAM-UK and is responsible for portfolio management of RBC Emerging Markets Value Equity Fund. Prior to joining RBC GAM-UK in 2013, Laurence was the Head of Aviva Investors’ Emerging Markets team, where she was responsible for managing Global Emerging Markets income funds and for developing quantitative stock selection and analysis models. Laurence began her investment career as a Quantitative Analyst at Societe Generale Asset Management, supporting European and Global Equity portfolio management by developing quantitative models to assist in the portfolio construction and security selection process. Laurence obtained a Magistere d’Economiste Statisticien & D.E.S.S. Statistique et Econometrie from Toulouse University in France. Laurence is a CFA charterholder.

Habib Subjally

Senior Portfolio Manager and Head of Global Equities

Habib Subjally is Head of Global Equities at RBC GAM-UK and is responsible for portfolio management of RBC Global Opportunities Fund and RBC International Opportunities Fund. Prior to joining RBC GAM-UK in 2014 Habib and his team spent eight years together at First State managing global equities. Previously he was Head of Small & Mid Cap Research at Credit Suisse and Head of the Global equities team at Invesco. Habib began his fund management career at Merrill Lynch Investment Managers, where he was Head of North American and Global equities research. He holds a BSc (Hons) from the London School of Economics and holds Chartered Accountant and ASIP designations.

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	5 Year	Since Inception(a)	Net Expense Ratio(b)(c)	Gross Expense Ratio(b)(c)
Average Annual Total Returns as of September 30, 2019 (Unaudited)

RBC Emerging Markets Equity Fund
Class A
- Including Max Sales Charge of 5.75%	(3.18)%	3.75%	2.97%	4.03%
- At Net Asset Value	2.71%	5.83%	4.19%	5.10%	1.13%	1.47%
Class I
- At Net Asset Value	2.84%	6.05%	4.40%	5.34%	0.88%	1.08%
Class R6
- At Net Asset Value	2.92%	6.06%	4.49%	5.48%	0.88%	0.98%

MSCI Emerging Markets Net Total Return USD Index(d)	(2.02)%	5.97%	2.33%	2.66%
RBC Emerging Markets Small Cap Equity Fund
Class A
- Including Max Sales Charge of 5.75%	(9.95)%	(1.74)%	(1.20)%	0.51%
- At Net Asset Value	(4.49)%	0.21%	(0.02)%	1.55%	1.70%	5.64%
Class I
- At Net Asset Value	(4.38)%	0.41%	0.21%	1.78%	1.45%	5.28%

MSCI Emerging Markets Small Cap Net Total Return USD Index(d)	(5.49)%	1.32%	(0.13)%	1.51%
RBC Emerging Markets Value Equity Fund
Class I
- At Net Asset Value	(3.16)%	N/A	N/A	(9.30)%	0.77%	7.02%
Class R6
- At Net Asset Value	(3.09)%	N/A	N/A	(9.20)%	0.71%	6.96%

MSCI Emerging Markets Net Total Return USD Index(d)	(2.02)%	N/A	N/A	(9.96)%
RBC Global Opportunities Fund
Class I
- At Net Asset Value	2.21%	13.23%	N/A	9.99%	0.86%	1.94%
Class R6
- At Net Asset Value	2.21%	13.26%	N/A	10.03%	0.81%	18.77%

MSCI ACWI Net Total Return USD Index(d)	1.38%	9.71%	N/A	6.46%
RBC International Opportunities Fund
Class I
- At Net Asset Value	2.15%	7.02%	N/A	4.12%	0.89%	1.26%
Class R6
- At Net Asset Value	2.14%	7.04%	N/A	4.15%	0.84%	29.90%

MSCI ACWI ex US Index(d)	(1.23)%	6.33%	N/A	3.21%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that

PERFORMANCE SUMMARY (UNAUDITED)

an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(a)

The since inception date (commencement of operations) is December 20, 2013 for RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund for Class A and Class I shares and November 22, 2016 for Class R6 shares, February 9, 2018 for RBC Emerging Markets Value Equity Fund for Class I and Class R6 shares and December 3, 2014 for RBC Global Opportunities Fund and RBC International Opportunities Fund for Class I shares and November 22, 2016 for Class R6 shares. The performance in the table for Class R6 shares prior to November 22, 2016 reflects the performance of the Class I shares since the Fund’s inception, adjusted to reflect the fees and expenses of Class R6 shares.

(b)	The Funds’ expenses reflect actual expenses for the most recent fiscal year ended March 31, 2019.

(c)

The Advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until July 31, 2021 (September 30, 2021 for RBC Emerging Markets Equity Fund). For Emerging Markets Value Equity Fund, effective July 2, 2018, the annual rate under the expense limitation agreement is 0.95% for Class I and 0.88% for Class R6. The ratio of net expenses to average net assets represents a blended percentage for the year ended March 31. 2019.

(d)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

PERFORMANCE SUMMARY (UNAUDITED)

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. It captures large and mid capitalization representation across emerging markets countries and covers approximately 85% of the free float-adjusted market capitalization in each country. The Net Index is net of any foreign withholding tax. You cannot invest directly in an index.

The MSCI Emerging Markets Small Cap Index includes small capitalization representation across emerging markets countries. It covers approximately 14% of the free float-adjusted market capitalization in each country. The Net Index is net of any foreign withholding tax. You cannot invest directly in an index.

The MSCI ACWI ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. It captures large and mid capitalization representation across developed markets and emerging markets countries excluding the U.S. and covers approximately 85% the global investable equity opportunity set outside the U.S. The Net Index is net of any foreign withholding tax. You cannot invest directly in an index.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity performance of developed and emerging markets. It captures large and mid capitalization representation across developed markets and emerging markets countries and covers approximately 85% of the global investable equity opportunity set. The Net Index is net of any foreign withholding tax. You cannot invest directly in an index.

FUND STATISTICS (UNAUDITED)
RBC Emerging Markets Equity Fund
Long-term growth of capital.				Investment Objective
MSCI Emerging Markets Net Total Return USD Index				Benchmark
*Includes U.S. dollar denominated cash equivalent investments representing 4.22% of investments.				Asset Allocation as of 9/30/19 (% of Fund’s investments) & Top Five Industries (as of 9/30/19) (% of Fund’s net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.21%	Unilever Plc	3.88%	Top Ten Holdings (excluding investment companies) (as of 9/30/19) (% of Fund’s net assets)
AIA Group Ltd.	4.62%	Tata Consultancy Services Ltd.	3.86%
Naspers Ltd.	4.28%	Antofagasta Plc	3.15%
Housing Development Finance Corp. Ltd.	3.98%	SM Investments Corp.	3.08%
Ping An Insurance Group Co. of China Ltd.	3.97%	Fomento Economico Mexicano SAB de CV	2.80%
* A listing of all portfolio holdings can be found beginning on page 10
				Growth of $250,000 Initial Investment Since Inception (12/20/13)

The graph reflects an initial investment of $250,000 over the period from December 20, 2013 (commencement of operations) to September 30, 2019 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

	FUND STATISTICS (UNAUDITED)
	RBC Emerging Markets Small Cap Equity Fund
Investment Objective	Long-term growth of capital.
Benchmark	MSCI Emerging Markets Small Cap Net Total Return USD Index
Asset Allocation as of 9/30/19 (% of Fund’s investments) & Top Five Industries (as of 9/30/19) (% of Fund’s net assets)	*Includes U.S. dollar denominated cash equivalent investments representing 5.58% of investments.

Top Ten Holdings (excluding investment companies) (as of 9/30/19) (% of Fund’s net assets)	Bajaj Holdings & Investment Ltd.	3.98%	Inversiones La Construccion SA	3.32%
	Cyient Ltd.	3.78%	Chroma ATE, Inc.	3.31%
	Century Pacific Food, Inc.	3.76%	Sundaram Finance Ltd.	2.96%
	Marico Ltd.	3.54%	Aramex PJSC	2.92%
	AVI Ltd.	3.50%	Wistron NeWeb Corp.	2.46%

	*A listing of all portfolio holdings can be found beginning on page 14
Growth of $250,000 Initial Investment Since Inception (12/20/13)

The graph reflects an initial investment of $250,000 over the period from December 20, 2013 (commencement of operations) to September 30, 2019 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

FUND STATISTICS (UNAUDITED)
RBC Emerging Markets Value Equity Fund
Long-term growth of capital.				Investment Objective
MSCI Emerging Markets Net Total Return USD Index				Benchmark
*Includes U.S. dollar denominated cash equivalent investments representing 1.01% of investments.				Asset Allocation as of 9/30/19 (% of Fund’s investments) & Top Five Industries (as of 9/30/19) (% of Fund’s net assets)
Samsung Electronics Co. Ltd.	5.25%	Naspers Ltd.	2.90%	Top Ten Holdings (excluding investment companies) (as of 9/30/19) (% of Fund’s net assets)
Alibaba Group Holding Ltd.	4.31%	China Unicom Hong Kong Ltd.	2.43%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.16%	Industrial & Commercial Bank of China Ltd.	2.32%
Ping An Insurance Group Co. of China Ltd.	3.50%	Reliance Industries Ltd.	1.78%
China Construction Bank Corp.	3.46%	Petroleo Brasileiro SA	1.64%
*A listing of all portfolio holdings can be found beginning on page 18
				Growth of $250,000 Initial Investment Since Inception (2/9/18)

The graph reflects an initial investment of $250,000 over the period from February 9, 2018 (commencement of operations) to September 30, 2019 and is based on Class I shares.The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

	FUND STATISTICS (UNAUDITED)
	RBC Global Opportunities Fund
Investment Objective	Long-term growth of capital.
Benchmark	MSCI ACWI Net Total Return USD Index
Asset Allocation as of 9/30/19 (% of Fund’s investments) & Top Five Industries (as of 9/30/19) (% of Fund’s net assets)	*Includes U.S. dollar denominated cash equivalent investments representing 1.46% of investments.
Top Ten Holdings (excluding investment companies) (as of 9/30/19) (% of Fund’s net assets)	Roche Holding AG	5.11%	Deutsche Post AG	3.96%
	Danaher Corp.	4.82%	Unilever NV	3.78%
	TJX Cos, Inc. (The)	4.27%	American Water Works Co., Inc.	3.70%
	UnitedHealth Group, Inc.	4.23%	Anheuser-Busch InBev NV	3.51%
	Microsoft Corp.	4.06%	Fortive Corp.	3.49%

	*A listing of all portfolio holdings can be found beginning on page 23
Growth of $100,000 Initial Investment Since Inception (12/3/14)

The graph reflects an initial investment of $100,000 over the period from December 3, 2014 (commencement of operations) to September 30, 2019 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

FUND STATISTICS (UNAUDITED)
RBC International Opportunities Fund
Long-term growth of capital.				Investment Objective
MSCI ACWI ex USA Net Total Return USD Index				Benchmark
*Includes U.S. dollar denominated cash equivalent investments representing 1.18% of investments.				Asset Allocation as of 9/30/19 (% of Fund’s investments) & Top Five Industries (as of 9/30/19) (% of Fund’s net assets)
Roche Holding AG	5.98%	Nidec Corp.	4.51%	Top Ten Holdings (excluding investment companies) (as of 9/30/19) (% of Fund’s net assets)
HDFC Bank Ltd.	5.73%	AIA Group Ltd.	4.42%
Unilever NV	5.43%	InterContinental Hotels Group Plc	4.38%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.20%	Deutsche Post AG	4.26%
Anheuser-Busch InBev NV	4.56%	Partners Group Holding AG	3.87%
*A listing of all portfolio holdings can be found beginning on page 26
				Growth of $100,000 Initial Investment Since Inception (12/3/14)

The graph reflects an initial investment of $100,000 over the period from December 3, 2014 (commencement of operations) to September 30, 2019 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund

September 30, 2019 (Unaudited)

Shares		Value

Common Stocks — 95.45%
Bangladesh — 0.49%
8,404,432	BRAC Bank Ltd.*	$6,125,621

Brazil — 5.99%
1,662,000	B3 SA - Brasil Bolsa Balcao	17,528,211
2,356,100	Banco Bradesco SA	17,788,628
1,714,440	Banco do Brasil SA	18,815,741
925,666	Raia Drogasil SA	21,356,296

		75,488,876

Chile — 3.15%
3,601,347	Antofagasta Plc	39,757,071

China — 13.16%
4,617,809	China Resources Land Ltd.	19,342,280
8,248,400	Fuyao Glass Industry Group Co. Ltd., Series H(a)	22,889,243
2,006,129	Midea Group Co. Ltd., Class A	14,382,686
4,356,500	Ping An Insurance Group Co. of China Ltd., Series H	50,072,375
348,416	Prosus NV*	25,576,659
502,600	Tencent Holdings Ltd.	21,022,714
278,200	Yum China Holdings, Inc.	12,638,626

		165,924,583

Hong Kong — 4.62%
6,179,600	AIA Group Ltd.	58,280,115

India — 14.78%
239,777	Dr Reddy’s Laboratories Ltd.	9,136,832
420,480	Dr. Reddy’s Laboratories Ltd., ADR	15,931,987
1,195,164	HDFC Bank Ltd.	20,711,622
429,841	Hero MotoCorp Ltd.	16,420,871
1,799,833	Housing Development Finance Corp. Ltd.	50,237,430
3,264,231	Mahindra & Mahindra Ltd.	25,229,124
1,644,798	Tata Consultancy Services Ltd.	48,732,176

		186,400,042

Indonesia — 3.42%
7,121,781	Bank Central Asia Tbk PT	15,226,147
236,496,200	Kalbe Farma Tbk PT	27,875,487

		43,101,634

Japan — 1.94%
619,990	SoftBank Group Corp.	24,465,070

Korea — 8.55%
70,200	Amorepacific Corp.	8,236,701
1,188,670	Hanon Systems	11,920,838

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund (cont.)

September 30, 2019 (Unaudited)

Shares		Value

49,128	NCSoft Corp.	$21,392,977
86,855	Samsung Fire & Marine Insurance Co. Ltd.	16,183,136
791,295	Shinhan Financial Group Co. Ltd.	27,650,219
327,113	SK Hynix, Inc.	22,466,229

		107,850,100

Mexico — 2.80%
385,100	Fomento Economico Mexicano SAB de CV, ADR	35,267,458

Peru — 2.48%
150,360	Credicorp Ltd.	31,341,038

Philippines — 3.08%
2,074,530	SM Investments Corp.	38,875,158

South Africa — 7.55%
1,973,956	Clicks Group Ltd.	28,035,490
1,750,462	Discovery Ltd.	13,197,979
356,306	Naspers Ltd., N Shares	53,948,011

		95,181,480

Taiwan — 14.44%
20,354,555	E.Sun Financial Holding Co. Ltd.	17,218,750
1,607,000	Giant Manufacturing Co. Ltd.	10,931,027
42,000	Largan Precision Co. Ltd.	6,007,721
2,265,000	MediaTek, Inc.	26,948,303
7,099,530	Standard Foods Corp.	14,202,892
8,816,000	Taiwan Semiconductor Manufacturing Co. Ltd.	78,299,608
11,786,468	Uni-President Enterprises Corp.	28,442,465

		182,050,766

Thailand — 1.28%
3,164,600	Kasikornbank Public Co. Ltd., NVDR	16,196,051

Turkey — 1.50%
18,960,036	Enka Insaat ve Sanayi AS	18,973,970

United Kingdom — 5.35%
965,080	Mondi Plc	18,488,917
814,833	Unilever Plc	48,972,811

		67,461,728

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund (cont.)

September 30, 2019 (Unaudited)

Shares		Value

United States — 0.87%
5,157,200	Samsonite International SA(a)	$10,925,626

Total Common Stocks		1,203,666,387

(Cost $1,209,135,347)

Preferred Stocks — 0.09%
Korea — 0.09%
8,258	Samsung Fire & Marine Insurance Co. Ltd.	1,120,831

Total Preferred Stocks		1,120,831

(Cost $1,363,304)

Investment Company — 4.20%
53,035,084	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	53,035,084

Total Investment Company		53,035,084

(Cost $53,035,084)

Total Investments		$1,257,822,302
(Cost $1,263,533,735)(c) — 99.74%

Other assets in excess of liabilities — 0.26%		3,265,994

NET ASSETS — 100.00%		$1,261,088,296

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

NVDR - Non-Voting Depository Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund (cont.)

September 30, 2019 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	29.95%
Consumer Discretionary	16.25%
Consumer Staples	14.63%
Information Technology	14.47%
Communication Services	5.30%
Materials	4.62%
Industrials	4.59%
Health Care	4.20%
Real Estate	1.53%
Other*	4.46%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Small Cap Equity Fund

September 30, 2019 (Unaudited)

Shares		Value

Common Stocks — 93.16%
Bangladesh — 3.76%
235,103	BRAC Bank Ltd.*	$171,356
123,050	Delta Brac Housing Finance Corp Ltd.	179,428

		350,784

Brazil — 5.34%
32,800	Fleury SA	208,407
77,400	Grendene SA	161,508
15,200	Wilson Sons Ltd., BDR	128,040

		497,955

Chile — 7.17%
140,078	Inversiones Aguas Metropolitanas SA	195,953
20,047	Inversiones La Construccion SA	309,304
57,220	Parque Arauco SA	163,228

		668,485

China — 8.69%
672,000	China Bluechemical Ltd., Class H	162,074
285,000	China Overseas Property Holdings Ltd.	140,736
414,000	Goodbaby International Holdings Ltd.*	62,346
286,000	Greatview Aseptic Packaging Co. Ltd.	140,620
133,300	Luthai Textile Co. Ltd., B Shares	132,444
80,000	Nexteer Automotive Group Ltd.	66,066
122,743	Precision Tsugami China Corp. Ltd.	105,598

		809,884

Egypt — 1.03%
20,877	Integrated Diagnostics Holdings Plc(a)	95,943

Hong Kong — 2.98%
154,000	Public Financial Holdings Ltd.	58,741
54,000	Vitasoy International Holdings Ltd.	218,886

		277,627

India — 18.88%
7,311	Bajaj Holdings & Investment Ltd.	370,881
53,660	Cyient Ltd.	352,474
59,331	Marico Ltd.	330,153
11,970	Sundaram Finance Ltd.	275,769
30,225	Tata Global Beverages Ltd.	117,812
28,802	TI Financial Holdings Ltd.	199,140
21,009	Tube Investments of India Ltd.	113,868

		1,760,097

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Small Cap Equity Fund (cont.)

September 30, 2019 (Unaudited)

Shares		Value

Indonesia — 1.75%
440,700	Acset Indonusa Tbk PT	$32,738
1,310,300	Selamat Sempurna Tbk PT	130,606

		163,344

Korea — 7.29%
16,218	DGB Financial Group, Inc.	100,957
3,045	Koh Young Technology, Inc.	226,274
2,824	Leeno Industrial, Inc.	131,950
14,938	Macquarie Korea Infrastructure Fund	146,747
246	Medy-Tox, Inc.	73,987

		679,915

Malaysia — 1.95%
154,700	Bermaz Auto Berhad	84,248
26,160	LPI Capital Berhad	97,730

		181,978

Mexico — 3.50%
49,500	Bolsa Mexicana de Valores SAB de CV	93,436
91,800	Corp. Inmobiliaria Vesta SAB de CV	140,859
43,400	Grupo Herdez SAB de CV	92,149

		326,444

Pakistan — 0.64%
31,400	Packages Ltd.	59,946

Philippines — 5.23%
1,294,450	Century Pacific Food, Inc.	350,885
508,594	Integrated Micro-Electronics, Inc.	78,512
15,370	Security Bank Corp.	58,439

		487,836

South Africa — 5.91%
60,039	AVI Ltd.	325,934
25,989	JSE Ltd.	224,584

		550,518

Sri Lanka — 1.39%
153,613	Hatton National Bank Plc	129,673

Taiwan — 11.52%
65,000	Chroma ATE, Inc.	308,217
13,000	Giant Manufacturing Co. Ltd.	88,428
25,800	Pacific Hospital Supply Co. Ltd.	71,739
5,645	Poya International Co. Ltd.	80,093
58,247	Standard Foods Corp.	116,526

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Small Cap Equity Fund (cont.)

September 30, 2019 (Unaudited)

Shares		Value

8,715	Voltronic Power Technology Corp.	$179,758
87,027	Wistron NeWeb Corp.	228,978

		1,073,739

Thailand — 1.74%
23,800	Aeon Thana Sinsap Thailand Public Co. Ltd., NVDR	162,036

United Arab Emirates — 2.92%
249,510	Aramex PJSC	272,420

United States — 1.47%
64,400	Samsonite International SA(a)	136,433

Total Common Stocks		8,685,057

(Cost $9,113,456)

Preferred Stocks — 0.93%
Korea — 0.93%
1,406	Amorepacific Corp.	86,157

Philippines — 0.00%

58,000	Security Bank Corp.*,(b),(c)	112

Total Preferred Stocks		86,269

(Cost $116,226)

Investment Company — 5.56%
518,774	U.S. Government Money Market Fund, RBC Institutional Class 1 (d)	518,774

Total Investment Company		518,774

(Cost $518,774)

Total Investments		$9,290,100
(Cost $9,748,456)(e) — 99.65%

Other assets in excess of liabilities — 0.35%		32,513

NET ASSETS — 100.00%		$9,322,613

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Small Cap Equity Fund (cont.)

September 30, 2019 (Unaudited)

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliated investment.

(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

BDR - Brazilian Depositary Receipt

NVDR - Non-Voting Depository Receipt

Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	27.66%
Consumer Staples	17.57%
Information Technology	14.23%
Consumer Discretionary	11.33%
Industrials	7.71%
Health Care	4.83%
Real Estate	4.77%
Materials	3.89%
Utilities	2.10%
Other	5.91%
100.00%

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund

September 30, 2019 (Unaudited)

Shares		Value

Common Stocks — 93.95%
Bangladesh — 0.47%
69,321	City Bank Ltd. (The)	$20,117

Brazil — 4.89%
5,100	Banco do Brasil SA	55,972
9,400	CCR SA	39,026
15,400	Kroton Educacional SA	41,549
11,100	Sao Martinho SA	50,491
1,900	Sul America SA	21,826

		208,864

Chile — 2.44%
6,337	Antofagasta Plc	69,957
2,213	Inversiones La Construccion SA	34,144

		104,101

China — 26.67%
1,100	Alibaba Group Holding Ltd., ADR*	183,953
300	Baidu, Inc., ADR*	30,828
194,000	China Construction Bank Corp., Class H	147,820
48,000	China Machinery Engineering Corp., Class H	20,334
20,000	China Overseas Land & Investment Ltd.	62,924
52,000	China Resources Cement Holdings Ltd.	52,155
98,000	China Unicom Hong Kong Ltd.	103,750
88,000	Chinasoft International Ltd.	38,812
26,000	CNOOC Ltd.	39,809
148,000	Industrial & Commercial Bank of China Ltd., Class H	99,151
28,000	Nexteer Automotive Group Ltd.	23,123
13,000	Ping An Insurance Group Co. of China Ltd., Series H	149,418
706	Prosus NV*	51,826
18,400	Sany Heavy Industry Co. Ltd., Class A	36,861
10,000	Shimao Property Holdings Ltd.	29,205
35,000	SITC International Holdings Co. Ltd.	36,057
48,400	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	32,781

		1,138,807

Egypt — 0.80%
7,421	Commercial International Bank Egypt SAE, GDR	34,126

Hong Kong — 2.53%
12,500	Kingboard Chemical Holdings Ltd.	33,117
216,000	Pacific Basin Shipping Ltd.	44,079
28,000	Xinyi Glass Holdings Ltd.	30,842

		108,038

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2019 (Unaudited)

Shares		Value

Hungary — 1.83%
3,936	MOL Hungarian Oil & Gas Plc	$37,023
983	OTP Bank Plc	40,947

		77,970

India — 7.98%
14,188	Apollo Tyres Ltd.	36,398
6,387	Aurobindo Pharma Ltd.	53,136
3,126	Axis Bank Ltd.	30,251
7,253	GHCL Ltd.	21,601
2,764	Mahindra & Mahindra Ltd.	21,363
2,519	Mphasis Ltd.	34,030
17,469	Oil & Natural Gas Corp. Ltd.	32,516
21,362	Redington India Ltd.	35,455
4,035	Reliance Industries Ltd.	75,973

		340,723

Indonesia — 1.79%
103,700	Bank Negara Indonesia Persero Tbk PT	53,664
143,500	Bukit Asam Tbk PT	22,855

		76,519

Korea — 11.40%
208	Com2uSCorp	16,209
923	DB Insurance Co. Ltd.	39,757
473	Dentium Co. Ltd.	26,026
2,347	Hana Financial Group, Inc.	69,089
772	Hyundai Mipo Dockyard Co. Ltd.	29,082
5,471	Samsung Electronics Co. Ltd.	224,005
172	SK Holdings Co. Ltd.	29,320
775	SK Hynix, Inc.	53,227

		486,715

Malaysia — 1.11%
14,500	Tenaga Nasional Berhad*	47,243

Mexico — 2.52%
55,700	Gentera SAB de CV	46,177
40,000	PLA Administradora Industrial S de RL de CV, REIT	61,498

		107,675

Pakistan — 0.66%
37,400	Habib Bank Ltd.	28,240

Philippines — 0.98%
10,960	Security Bank Corp.	41,671

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2019 (Unaudited)

Shares		Value

Russia — 5.98%
476	LUKOIL PJSC, ADR	$39,319
3,095	PhosAgro PJSC, GDR	39,524
3,541	Sberbank of Russia PJSC, ADR	50,224
250,000	Sistema PJSFC	48,885
14,800	VEON Ltd., ADR	35,520
1,202	X5 Retail Group NV, GDR	42,030

		255,502

South Africa — 5.27%
55,110	KAP Industrial Holdings Ltd.	17,212
9,077	Lewis Group Ltd.	19,058
2,072	Mr Price Group Ltd.	21,676
6,784	MTN Group Ltd.	43,165
819	Naspers Ltd., N Shares	124,004

		225,115

Taiwan — 10.16%
4,000	Accton Technology Corp.	21,070
7,210	Chailease Holding Co. Ltd.	29,118
10,000	FLEXium Interconnect, Inc.	30,449
5,000	Lotes Co. Ltd.	43,677
19,000	Primax Electronics Ltd.	36,177
8,000	Sercomm Corp.	20,366
20,000	Taiwan Semiconductor Manufacturing Co. Ltd.	177,631
9,000	Tripod Technology Corp.	32,357
16,260	Wistron NeWeb Corp.	42,782

		433,627

Thailand — 2.58%
84,000	Krung Thai Bank Public Co. Ltd., FOR	47,281
14,900	PTT Global Chemical Public Co. Ltd.	26,202
62,346	Supalai Public Co. Ltd.	36,702

		110,185

Turkey — 1.78%
16,583	Haci Omer Sabanci Holding AS	28,071
3,793	TAV Havalimanlari Holding AS	15,831
26,531	Trakya Cam Sanayii AS	13,934
709	Tupras Turkiye Petrol Rafinerileri AS	17,998

		75,834

United Arab Emirates — 1.58%
61,161	Aldar Properties PJSC	34,845
2,334	DP World Plc	32,624

		67,469

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2019 (Unaudited)

Shares		Value

Vietnam — 0.53%
24,063	Hoa Phat Group JSC*	$22,790

Total Common Stocks		4,011,331

(Cost $4,408,818)

Preferred Stocks — 4.16%
Brazil — 3.22%
4,600	Banco do Estado do Rio Grande do Sul SA, Class B	24,921
2,200	Centrais Eletricas Brasileiras SA, Class B	22,223
5,800	Cia Energetica de Minas Gerais	20,045
10,600	Petroleo Brasileiro SA	70,183

		137,372

Colombia — 0.94%
3,345	Banco Davivienda SA	40,371

Total Preferred Stocks		177,743

(Cost $166,712)

Investment Company — 1.01%
42,912	U.S. Government Money Market Fund, RBC Institutional Class 1 (a)	42,912

Total Investment Company		42,912

(Cost $42,912)

Total Investments		$4,231,986
(Cost $4,618,442)(b) — 99.12%

Other assets in excess of liabilities — 0.88%		37,642

NET ASSETS — 100.00%		$4,269,628

*	Non-income producing security.

(a)	Affiliated investment.

(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2019 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	26.52%
Information Technology	19.28%
Consumer Discretionary	12.97%
Industrials	8.13%
Energy	7.86%
Communication Services	6.52%
Materials	5.44%
Real Estate	5.27%
Consumer Staples	2.17%
Utilities	2.10%
Health Care	1.85%
Other*	1.89%
100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund

September 30, 2019 (Unaudited)

Shares		Value

Common Stocks — 98.48%
Belgium — 3.51%
20,452	Anheuser-Busch InBev NV	$1,946,619

China — 0.72%
5,477	Prosus NV*	402,058

Denmark — 1.53%
9,124	Orsted A/S(a)	848,155

Finland — 1.34%
22,386	Neste Oyj	740,635

Germany — 3.96%
65,900	Deutsche Post AG	2,196,140

Hong Kong — 2.03%
119,598	AIA Group Ltd.	1,127,935

India — 3.01%
29,200	HDFC Bank Ltd., ADR	1,665,860

Japan — 4.71%
39,398	MISUMI Group, Inc.	933,275
12,397	Nidec Corp.	1,678,820

		2,612,095

South Africa — 1.50%
5,477	Naspers Ltd., N Shares	829,268

Spain — 2.80%
50,104	Industria de Diseno Textil SA	1,550,603

Sweden — 1.90%
36,174	Essity AB, Class B	1,055,500

Switzerland — 5.11%
9,722	Roche Holding AG	2,830,703

Taiwan — 2.27%
27,100	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,259,608

United Kingdom — 8.94%
17,545	Croda International Plc	1,048,061

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund (cont.)

September 30, 2019 (Unaudited)

Shares		Value

17,219	InterContinental Hotels Group Plc	$1,074,553
60,180	St. James’s Place Plc	736,436
34,875	Unilever NV	2,094,161

		4,953,211

United States — 55.15%
1,378	Alphabet, Inc., Class A*	1,682,731
930	Amazon.com, Inc.*	1,614,396
16,500	American Water Works Co., Inc.	2,049,795
34,400	Blackstone Group, Inc. (The), Class A	1,680,096
18,500	Danaher Corp.	2,671,955
22,400	EOG Resources, Inc.	1,662,528
9,012	Estee Lauder Cos, Inc. (The), Class A	1,792,937
18,700	First Republic Bank	1,808,290
28,250	Fortive Corp.	1,936,820
11,831	Gartner, Inc.*	1,691,715
8,400	Incyte Corp.*	623,532
4,100	MarketAxess Holdings, Inc.	1,342,750
16,200	Microsoft Corp.	2,252,286
5,100	NVIDIA Corp.	887,757
7,800	SVB Financial Group*	1,629,810
42,500	TJX Cos, Inc. (The)	2,368,950
10,800	UnitedHealth Group, Inc.	2,347,056
3,100	Workday, Inc., Class A*	526,876

		30,570,280

Total Common Stocks		54,588,670

(Cost $53,829,896)

Investment Company — 1.46%
806,116	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	806,116

Total Investment Company		806,116

(Cost $806,116)

Total Investments		$55,394,786
(Cost $54,636,012)(c) — 99.94%

Other assets in excess of liabilities — 0.06%		34,277

NET ASSETS — 100.00%		$55,429,063

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund (cont.)

September 30, 2019 (Unaudited)

Abbreviations used are defined below:

ADR - American Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	18.02%
Health Care	15.29%
Consumer Discretionary	14.14%
Consumer Staples	12.43%
Industrials	12.17%
Information Technology	11.94%
Utilities	5.23%
Energy	4.33%
Communication Services	3.04%
Materials	1.89%
Other*	1.52%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund

September 30, 2019 (Unaudited)

Shares		Value

Common Stocks — 98.26%
Australia — 4.02%
511,435	Oil Search Ltd.	$2,524,825
21,486	Rio Tinto Plc	1,116,892

		3,641,717

Austria — 1.92%
52,548	Erste Group Bank AG	1,736,696

Belgium — 4.56%
43,387	Anheuser-Busch InBev NV	4,129,569

China — 1.26%
15,492	Prosus NV*	1,137,243

Denmark — 3.93%
16,504	Novo Nordisk A/S, Class B	852,864
29,121	Orsted A/S(a)	2,707,049

		3,559,913

Finland — 1.89%
51,883	Neste Oyj	1,716,536

France — 1.68%
9,651	Safran SA	1,519,559

Germany — 4.26%
115,885	Deutsche Post AG	3,861,907

Hong Kong — 4.42%
424,400	AIA Group Ltd.	4,002,538

India — 5.73%
90,966	HDFC Bank Ltd., ADR	5,189,610

Japan — 16.00%
187,300	Astellas Pharma, Inc.	2,679,169
85,900	MISUMI Group, Inc.	2,034,831
30,201	Nidec Corp.	4,089,865
17,500	Oriental Land Co. Ltd	2,667,271
43,100	Recruit Holdings Co. Ltd.	1,316,856
15,900	Shin-Etsu Chemical Co. Ltd.	1,711,006

		14,498,998

Korea — 1.04%
3,782	LG Chem Ltd.	945,683

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund (cont.)

September 30, 2019 (Unaudited)

Shares		Value

Netherlands — 1.47%
3,483	ASML Holding NV	$863,834
6,411	Wolters Kluwer NV	467,780

		1,331,614

Singapore — 2.44%
122,300	DBS Group Holdings Ltd.	2,212,543

South Africa — 2.83%
16,919	Naspers Ltd., N Shares	2,561,692

Spain — 3.75%
109,758	Industria de Diseno Textil SA	3,396,757

Sweden — 3.16%
98,183	Essity AB, Class B	2,864,825

Switzerland — 9.84%
4,563	Partners Group Holding AG	3,504,185
18,593	Roche Holding AG	5,413,626

		8,917,811

Taiwan — 5.20%
101,418	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,713,909

United Kingdom — 17.55%
41,844	Croda International Plc	2,499,577
63,652	InterContinental Hotels Group Plc	3,972,208
128,368	Legal & General Group Plc	391,818
7,645	Linde Plc	1,483,840
218,611	St. James’s Place Plc	2,629,371
81,980	Unilever NV	4,922,704

		15,899,518

Zambia — 1.31%
140,771	First Quantum Minerals Ltd.	1,182,612

Total Common Stocks		89,021,250

(Cost $84,232,641)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund (cont.)

September 30, 2019 (Unaudited)

Shares		Value

Investment Company — 1.17%
1,061,960	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	$1,061,960

Total Investment Company		1,061,960

(Cost $1,061,960)

Total Investments		$90,083,210
(Cost $85,294,601)(c) — 99.43%

Other assets in excess of liabilities — 0.57%		514,548

NET ASSETS — 100.00%		$90,597,758

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	21.71%
Consumer Discretionary	15.16%
Industrials	14.67%
Consumer Staples	13.15%
Health Care	9.87%
Materials	9.87%
Information Technology	6.16%
Energy	4.68%
Utilities	2.99%
Other	1.74%
100.00%

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Assets and Liabilities

September 30, 2019 (Unaudited)

	RBC Emerging Markets Equity Fund	RBC Emerging Markets Small Cap Equity Fund	RBC Emerging Markets Value Equity Fund

Assets:
Investments in securities, at value:
Unaffiliated investments (cost $1,210,498,651, $9,229,682 and $4,575,530, respectively)	$1,204,787,218	$8,771,326	$4,189,074
Affiliated investments (cost $53,035,084, $518,774 and $42,912, respectively)	53,035,084	518,774	42,912
Cash	167	—	—
Foreign currency, at value (cost $256,496, $14,719 and $4,433, respectively)	254,853	14,612	4,417
Interest and dividend receivable	1,973,432	18,012	9,758
Receivable from advisor	—	8,607	16,531
Receivable for capital shares issued	5,973,960	—	—
Receivable for investments sold	51,233	66,592	6,940
Prepaid expenses and other assets	76,704	7,468	18,203

Total Assets	1,266,152,651	9,405,391	4,287,835

Liabilities:
Foreign withholding tax payable	592,588	18,893	1,590
Payable for capital shares redeemed	320,823	—	—
Payable for investments purchased	3,358,937	37,531	—
Accrued expenses and other payables:
Investment advisory fees	662,494	—	—
Accounting fees	8,107	3,327	3,307
Distribution fees	9,891	2,225	—
Custodian fees	40,747	14,420	1,913
Shareholder reports	—	1,338	1,567
Transfer agent fees	67,070	1,849	3,780
Other	3,698	3,195	6,050

Total Liabilities	5,064,355	82,778	18,207

Net Assets	$1,261,088,296	$9,322,613	$4,269,628

Net Assets Consists of:
Capital	$1,248,996,942	$9,639,365	$5,095,765
Accumulated earnings	12,091,354	(316,752)	(826,137)

Net Assets	$1,261,088,296	$9,322,613	$4,269,628

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)

September 30, 2019 (Unaudited)

	RBC Emerging Markets Equity Fund	RBC Emerging Markets Small Cap Equity Fund		RBC Emerging Markets Value Equity Fund
Net Assets
Class A	$20,030,169		$2,667,653	$	N/A
Class I	1,133,003,027		6,654,960		2,136,071
Class R6	108,055,100		N/A		2,133,557

Total	$1,261,088,296		$9,322,613		$4,269,628

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	1,734,592		276,284		N/A
Class I	96,407,387		687,955		256,949
Class R6	9,151,935		N/A		256,553

Total	107,293,914		964,239		513,502

Net Asset Values and Redemption Prices Per Share:
Class A	$11.55		$9.66	$	N/A

Class I	$11.75		$9.67		$8.31

Class R6	$11.81	$	N/A		$8.32

Maximum Offering Price Per Share:
Class A	$12.25		$10.25	$	N/A

Maximum Sales Charge - Class A	5.75%		5.75%		N/A

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)

September 30, 2019 (Unaudited)

	RBC Global Opportunities Fund	RBC International Opportunities Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $53,829,896 and $84,232,641, respectively)	$54,588,670	$89,021,250
Affiliated investments (cost $806,116 and $1,061,960, respectively)	806,116	1,061,960
Cash	—	2
Foreign currency, at value (cost $12,720 and $55,796, respectively)	12,703	55,721
Interest and dividend receivable	51,446	284,942
Receivable for capital shares issued	948,398	300,000
Prepaid expenses and other assets	16,648	10,174

Total Assets	56,423,981	90,734,049

Liabilities:
Payable for capital shares redeemed	10,729	—
Payable for investments purchased	956,062	55,135
Accrued expenses and other payables:
Investment advisory fees	18,075	36,050
Accounting fees	3,493	3,632
Custodian fees	—	2,521
Shareholder reports	1,231	2,010
Transfer agent fees	2,063	27,573
Other	3,265	9,370

Total Liabilities	994,918	136,291

Net Assets	$55,429,063	$90,597,758

Net Assets Consists of:
Capital	$53,105,715	$83,631,203
Accumulated earnings	2,323,348	6,966,555

Net Assets	$55,429,063	$90,597,758

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)

September 30, 2019 (Unaudited)

	RBC Global Opportunities Fund	RBC International Opportunities Fund
Net Assets
Class I	$55,367,914	$90,584,654
Class R6	61,149	13,104

Total	$55,429,063	$90,597,758

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class I	3,847,997	8,493,416
Class R6	4,237	1,222

Total	3,852,234	8,494,638

Net Asset Values and Redemption Prices Per Share:
Class I	$14.39	$10.67

Class R6	$14.43	$10.72

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Operations

For the Six Months Ended September 30, 2019 (Unaudited)

	RBC Emerging Markets Equity Fund	RBC Emerging Markets Small Cap Equity Fund	RBC Emerging Markets Value Equity Fund
Investment Income:
Interest income	$63,454	$98	$72
Dividend income - unaffiliated	47,563,343	190,305	189,226
Dividend income - affiliated	479,835	5,358	375
Foreign tax withholding	(2,011,788)	(23,442)	(13,769)

Total Investment Income	46,094,844	172,319	175,904
Expenses:
Investment advisory fees	4,503,080	56,259	17,381
Distribution fees–Class A	22,325	3,447	—
Accounting fees	65,295	32,098	36,594
Audit fees	18,105	18,105	17,861
Custodian fees	213,138	20,674	21,870
Insurance fees	2,542	1,909	2,703
Legal fees	52,818	422	999
Registrations and filing fees	30,497	17,849	13,151
Shareholder reports	37,499	8,994	9,032
Transfer agent fees–Class A	19,953	2,095	—
Transfer agent fees–Class I	416,484	3,014	1,968
Transfer agent fees–Class R6	2,021	—	1,789
Trustees’ fees and expenses	32,827	296	165
Tax expense	13,142	17,652	7,912
Other fees	18,114	2,554	1,995

Total expenses before fee waiver/reimbursement	5,447,840	185,368	133,420
Expenses waived/reimbursed by:
Advisor	(472,356)	(116,661)	(113,539)

Net expenses	4,975,484	68,707	19,881

Net Investment Income	41,119,360	103,612	156,023

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(18,587,810)	72,489	(160,401)
Foreign currency transactions	(1,155,693)	(7,590)	(4,064)
Foreign tax	—	16	—

Net realized gains/(losses)	(19,743,503)	64,915	(164,465)
Net change in unrealized appreciation/(depreciation) on:
Investments	(47,572,309)	(760,082)	(216,545)
Foreign currency	61,662	(175)	6,488
Foreign tax	(433,579)	(3,767)	775

Net unrealized losses	(47,944,226)	(764,024)	(209,282)

Change in net assets resulting from operations	$(26,568,369)	$(595,497)	$(217,724)

FINANCIAL STATEMENTS
Statements of Operations (cont.)

For the Six Months Ended September 30, 2019 (Unaudited)

	RBC Global Opportunities Fund	RBC International Opportunities Fund
Investment Income:
Interest income	$(121)	$(556)
Dividend income - unaffiliated	722,881	2,501,443
Dividend income - affiliated	9,189	11,863
Foreign tax withholding	(12,327)	(90,557)

Total Investment Income	719,622	2,422,193
Expenses:
Investment advisory fees	135,509	303,187
Accounting fees	25,975	30,547
Audit fees	18,106	18,105
Custodian fees	7,316	14,553
Insurance fees	1,909	1,910
Legal fees	953	8,131
Registrations and filing fees	18,879	19,697
Shareholder reports	9,230	9,749
Transfer agent fees–Class I	8,390	44,222
Transfer agent fees–Class R6	1,794	1,772
Trustees’ fees and expenses	911	2,462
Tax expense	1,832	1,968
Other fees	2,615	3,881

Total expenses before fee waiver/reimbursement	233,419	460,184
Expenses waived/reimbursed by:
Advisor	(80,094)	(122,892)

Net expenses	153,325	337,292

Net Investment Income	566,297	2,084,901

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	522,853	672,655
Foreign currency transactions	(31,626)	(88,850)

Net realized gains	491,227	583,805
Net change in unrealized appreciation/ (depreciation) on:
Investments	(1,177,063)	445,027
Foreign currency	(1,144)	(80)

Net unrealized gains/(losses)	(1,178,207)	444,947

Change in net assets resulting from operations	$(120,683)	$3,113,653

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Emerging Markets Equity Fund
	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019
From Investment Activities
Operations:
Net investment income	$41,119,360	$10,382,858
Net realized gains/(losses) from investments and foreign currency	(19,743,503)	8,000,137
Net change in unrealized depreciation on investments and foreign currency	(47,944,226)	(12,670,363)

Change in net assets resulting from operations	(26,568,369)	5,712,632

Distributions to Shareholders:
Class A	—	(923,996)
Class I	—	(52,139,756)
Class R6	—	(3,596,780)

Change in net assets resulting from shareholder distributions	—	(56,660,532)

Capital Transactions:
Proceeds from shares issued	466,995,041	383,033,134
Distributions reinvested	—	52,322,786
Cost of shares redeemed	(59,491,921)	(153,903,229)

Change in net assets resulting from capital transactions	407,503,120	281,452,691

Payment by broker	—	7,645

Net increase in net assets	380,934,751	230,512,436
Net Assets:
Beginning of period	880,153,545	649,641,109

End of period	$1,261,088,296	$880,153,545

Share Transactions:
Issued	38,985,978	32,319,026
Reinvested	—	4,799,997
Redeemed	(4,948,610)	(12,915,670)

Change in shares resulting from capital transactions	34,037,368	24,203,353

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Emerging Markets Small Cap Equity Fund
	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019

From Investment Activities
Operations:
Net investment income	$103,612	$74,330
Net realized gains from investments and foreign currency	64,915	192,706
Net change in unrealized depreciation on investments and foreign currency	(764,024)	(859,979)

Change in net assets resulting from operations	(595,497)	(592,943)

Distributions to Shareholders:
Class A	—	(27,276)
Class I	—	(36,519)

Change in net assets resulting from shareholder distributions	—	(63,795)

Capital Transactions:
Proceeds from shares issued	711,672	3,533,612
Distributions reinvested	—	63,533
Cost of shares redeemed	(41,596)	(527,653)

Change in net assets resulting from capital transactions	670,076	3,069,492

Net increase in net assets	74,579	2,412,754
Net Assets:
Beginning of period	9,248,034	6,835,280

End of period	$9,322,613	$9,248,034

Share Transactions:
Issued	73,752	343,847
Reinvested	—	6,529
Redeemed	(4,265)	(50,676)

Change in shares resulting from capital transactions	69,487	299,700

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Emerging Markets Value Equity Fund
	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019
From Investment Activities
Operations:
Net investment income	$156,023	$96,456
Net realized losses from investments and foreign currency	(164,465)	(445,547)
Net change in unrealized depreciation on investments and foreign currency	(209,282)	(254,563)

Change in net assets resulting from operations	(217,724)	(603,654)

Distributions to Shareholders:
Class I	—	(50,085)
Class R6	—	(51,375)

Change in net assets resulting from shareholder distributions	—	(101,460)

Capital Transactions:
Proceeds from shares issued	—	5,000
Distributions reinvested	—	101,460
Cost of shares redeemed	—	—

Change in net assets resulting from capital transactions	—	106,460

Net decrease in net assets	(217,724)	(598,654)
Net Assets:
Beginning of period	4,487,352	5,086,006

End of period	$4,269,628	$4,487,352

Share Transactions:
Issued	—	561
Reinvested	—	12,941
Redeemed	—	—

Change in shares resulting from capital transactions	—	13,502

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Global Opportunities Fund
	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019
From Investment Activities
Operations:
Net investment income	$566,297	$98,451
Net realized gains from investments and foreign currency	491,227	797,932
Net change in unrealized depreciation on investments and foreign currency	(1,178,207)	(214,605)

Change in net assets resulting from operations	(120,683)	681,778

Distributions to Shareholders:
Class I	—	(580,618)
Class R6	—	(499)

Change in net assets resulting from shareholder distributions	—	(581,117)

Capital Transactions:
Proceeds from shares issued	38,238,316	9,395,591
Distributions reinvested	—	578,687
Cost of shares redeemed	(1,617,202)	(2,396,032)

Change in net assets resulting from capital transactions	36,621,114	7,578,246

Net increase in net assets	36,500,431	7,678,907
Net Assets:
Beginning of period	18,928,632	11,249,725

End of period	$55,429,063	$18,928,632

Share Transactions:
Issued	2,615,560	661,106
Reinvested	—	48,670
Redeemed	(111,988)	(182,804)

Change in shares resulting from capital transactions	2,503,572	526,972

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC International Opportunities Fund
	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019
From Investment Activities
Operations:
Net investment income	$2,084,901	$1,047,064
Net realized gains from investments and foreign currency	583,805	346,017
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	444,947	(1,916,741)

Change in net assets resulting from operations	3,113,653	(523,660)

Distributions to Shareholders:
Class I	—	(3,318,576)
Class R6	—	(841)

Change in net assets resulting from shareholder distributions	—	(3,319,417)

Capital Transactions:
Proceeds from shares issued	21,834,532	21,162,651
Distributions reinvested	—	3,319,417
Cost of shares redeemed	(564,860)	(19,809,085)

Change in net assets resulting from capital transactions	21,269,672	4,672,983

Net increase in net assets	24,383,325	829,906
Net Assets:
Beginning of period	66,214,433	65,384,527

End of period	$90,597,758	$66,214,433

Share Transactions:
Issued	2,104,544	2,260,691
Reinvested	—	372,549
Redeemed	(54,724)	(1,928,122)

Change in shares resulting from capital transactions	2,049,820	705,118

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund
			(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/19 (Unaudited)	$11.82	0.42	(0.69)	—	(0.27)	—	—	—	$11.55
Year Ended 3/31/19	13.05	0.21	(0.56)	—	(0.35)	(0.10)	(0.78)	(0.88)	11.82
Year Ended 3/31/18	10.91	0.10	2.13	—	2.23	(0.09)	—(b)	(0.09)	13.05
Year Ended 3/31/17	9.81	0.11	1.10	—	1.21	(0.07)	(0.04)	(0.11)	10.91
Year Ended 3/31/16	10.99	0.07	(1.11)	—	(1.04)	(0.10)	(0.04)	(0.14)	9.81
Year Ended 3/31/15	10.20	0.07	1.05	—	1.12	(0.22)	(0.11)	(0.33)	10.99
Class I
Six Months Ended 9/30/19 (Unaudited)	$12.01	0.44	(0.70)	—	(0.26)	—	—	—	$11.75
Year Ended 3/31/19	13.26	0.18	(0.51)	—	(0.33)	(0.14)	(0.78)	(0.92)	12.01
Year Ended 3/31/18	11.07	0.15	2.16	—	2.31	(0.12)	—(b)	(0.12)	13.26
Year Ended 3/31/17	9.95	0.12	1.12	—	1.24	(0.08)	(0.04)	(0.12)	11.07
Year Ended 3/31/16	11.01	0.06	(1.07)	—	(1.01)	(0.01)	(0.04)	(0.05)	9.95
Year Ended 3/31/15	10.21	0.09	1.05	—	1.14	(0.23)	(0.11)	(0.34)	11.01
Class R6
Six Months Ended 9/30/19 (Unaudited)	$12.07	0.42	(0.68)	—	(0.26)	—	—	—	$11.81
Year Ended 3/31/19	13.31	0.18	(0.50)	—	(0.32)	(0.14)	(0.78)	(0.92)	12.07
Year Ended 3/31/18	11.13	0.15	2.15	—	2.30	(0.12)	—(b)	(0.12)	13.31
Period Ended 3/31/17(c)	10.08	0.04	1.08	—	1.12	(0.03)	(0.04)	(0.07)	11.13

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

(c)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund
(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/19 (Unaudited)	(2.29)%(c)	$20,030	1.13%(d)	7.06%(d)	1.35%(d)	11%
Year Ended 3/31/19	(1.90)%	14,815	1.13%	1.74%	1.47%	19%
Year Ended 3/31/18	20.42%(e)	48,235	1.03%(f)	0.76%	1.55%	42%
Year Ended 3/31/17	12.42%	5,115	0.98%	1.09%	1.80%	19%
Year Ended 3/31/16	(9.39)%	2,540	1.14%(g)	0.71%	2.74%	19%
Year Ended 3/31/15	11.17%	2,849	1.45%	0.64%	4.96%	37%
Class I
Six Months Ended 9/30/19 (Unaudited)	(2.17)%(c)	$1,133,003	0.88%(d)	7.35%(d)	0.97%(d)	11%
Year Ended 3/31/19	(1.71)%	766,141	0.88%	1.46%	1.08%	19%
Year Ended 3/31/18	20.81%(e)	556,822	0.78%(f)	1.20%	1.18%	42%
Year Ended 3/31/17	12.56%	223,971	0.73%	1.18%	1.30%	19%
Year Ended 3/31/16	(9.18)%	75,250	0.75%(g)	0.62%	1.89%	19%
Year Ended 3/31/15	11.38%	4,017	1.20%	0.87%	4.65%	37%
Class R6
Six Months Ended 9/30/19 (Unaudited)	(2.15)%(c)	$108,055	0.88%(d)	6.89%(d)	0.89%(d)	11%
Year Ended 3/31/19	(1.62)%	99,198	0.88%	1.47%	0.98%	19%
Year Ended 3/31/18	20.63%(e)	44,584	0.77%(f)	1.16%	1.09%	42%
Period Ended 3/31/17(h)	11.20%(c)	23,224	0.73%(d)	0.95%(d)	1.28%(d)	19%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund
(Selected data for a share outstanding throughout the periods indicated)

(e) Includes a payment made by the sub-advisor. The impact of the payment to total returns for each class is 0.17%.

(f)   Beginning January 2, 2018, the net operating expenses were contractually limited to 1.13%, 0.88% and 0.88% of average daily net assets for Class A, Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2018.

(g) Beginning August 3, 2015, the net operating expenses were contractually limited to 0.975% and 0.725% of average daily net assets for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2015.

(h) For the period from November 22, 2016 (commencement of operations) to March 31, 2017.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Small Cap Equity Fund
	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/19 (Unaudited)	$10.33	0.11	(0.78)	(0.67)	—	—	—	$ 9.66
Year Ended 3/31/19	11.48	0.11	(1.16)	(1.05)	—	(0.10)	(0.10)	10.33
Year Ended 3/31/18	10.15	0.06	1.54	1.60	(0.26)	(0.01)	(0.27)	11.48
Year Ended 3/31/17	9.35	0.06	1.14	1.20	(0.40)	—	(0.40)	10.15
Year Ended 3/31/16	10.49	0.12	(1.16)	(1.04)	(0.02)	(0.08)	(0.10)	9.35
Year Ended 3/31/15	10.37	0.03	0.44	0.47	(0.20)	(0.15)	(0.35)	10.49
Class I
Six Months Ended 9/30/19 (Unaudited)	$10.34	0.12	(0.79)	(0.67)	—	—	—	$ 9.67
Year Ended 3/31/19	11.49	0.13	(1.16)	(1.03)	(0.02)	(0.10)	(0.12)	10.34
Year Ended 3/31/18	10.15	0.09	1.55	1.64	(0.29)	(0.01)	(0.30)	11.49
Year Ended 3/31/17	9.35	0.08	1.15	1.23	(0.43)	—	(0.43)	10.15
Year Ended 3/31/16	10.49	0.14	(1.15)	(1.01)	(0.05)	(0.08)	(0.13)	9.35
Year Ended 3/31/15	10.37	0.06	0.44	0.50	(0.23)	(0.15)	(0.38)	10.49

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Small Cap Equity Fund
(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/19 (Unaudited)	(6.49)%(c)	$2,668	1.70%(d)	2.15%(d)	4.33%(d)	12%
Year Ended 3/31/19	(9.47)%	2,865	1.70%	1.08%	5.64%	33%
Year Ended 3/31/18	16.53%	3,070	1.77%(e)	0.55%	4.66%	26%
Year Ended 3/31/17	13.24%	2,625	1.85%	0.57%	5.02%	38%
Year Ended 3/31/16	(9.86)%	2,319	1.85%	1.25%	5.42%	34%
Year Ended 3/31/15	4.64%	2,719	1.85%	0.31%	5.58%	32%
Class I
Six Months Ended 9/30/19 (Unaudited)	(6.48)%(c)	$6,655	1.45%(d)	2.37%(d)	4.03%(d)	12%
Year Ended 3/31/19	(9.28)%	6,383	1.45%	1.27%	5.28%	33%
Year Ended 3/31/18	16.89%	3,766	1.52%(e)	0.81%	4.43%	26%
Year Ended 3/31/17	13.53%	2,907	1.60%	0.84%	4.76%	38%
Year Ended 3/31/16	(9.60)%	2,347	1.60%	1.50%	5.17%	34%
Year Ended 3/31/15	4.93%	2,724	1.60%	0.56%	5.32%	32%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)

Beginning October 2, 2017, the net operating expenses were contractually limited to 0.38% and 0.28% of average daily net assets for Class A and Class I, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2018.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class I
Six Months Ended 9/30/19 (Unaudited)	$ 8.74	0.30	(0.73)	(0.43)	—	—	—	$ 8.31
Year Ended 3/31/19	10.17	0.21	(1.44)	(1.23)	(0.18)	(0.02)	(0.20)	8.74
Period Ended 3/31/18(b)	10.00	0.02	0.15	0.17	—	—	—	10.17
Class R6
Six Months Ended 9/30/19 (Unaudited)	$ 8.74	0.31	(0.73)	(0.42)	—	—	—	$ 8.32
Year Ended 3/31/19	10.17	0.21	(1.43)	(1.22)	(0.19)	(0.02)	(0.21)	8.74
Period Ended 3/31/18(b)	10.00	0.02	0.15	0.17	—	—	—	10.17

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from February 9, 2018 (commencement of operations) to March 31, 2018.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class I
Six Months Ended 9/30/19 (Unaudited)	(4.92)%(b)	$2,136	0.95%(c)	7.11%(c)	6.15%(c)	37%
Year Ended 3/31/19	(12.04)%	2,245	0.77%(c)(d)	2.35%(c)	7.02%(c)	75%
Period Ended 3/31/18(e)	1.90%(b)	2,543	1.11%(c)	1.75%(c)	9.98%(c)	27%
Class R6
Six Months Ended 9/30/19 (Unaudited)	(4.81)%(b)	$2,134	0.88%(c)	7.22%(c)	6.13%(c)	37%
Year Ended 3/31/19	(11.98)%	2,242	0.71%(c)(d)	2.41%(c)	6.96%(c)	75%
Period Ended 3/31/18(e)	1.90%(b)	2,543	1.06%(c)	1.80%(c)	9.60%(c)	27%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

(d)

Beginning July 2, 2018, the net operating expenses were contractually limited to 0.95% and 0.88% of average daily net assets for Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended March 31, 2019.

(e)	For the period from February 9, 2018 (commencement of operations) to March 31, 2018.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class I
Six Months Ended 9/30/19 (Unaudited)	$14.04	0.23	0.12	0.35	—	—	—	$14.39
Year Ended 3/31/19	13.69	0.09	0.72	0.81	(0.02)	(0.44)	(0.46)	14.04
Year Ended 3/31/18	11.31	0.07	2.82	2.89	(0.08)	(0.43)	(0.51)	13.69
Year Ended 3/31/17	10.12	0.07	1.20	1.27	(0.08)	—	(0.08)	11.31
Year Ended 3/31/16	10.31	0.05	(0.12)	(0.07)	(0.12)	—	(0.12)	10.12
Period Ended 3/31/15(b)	10.00	0.01	0.30	0.31	—(c)	—	—(c)	10.31
Class R6
Six Months Ended 9/30/19 (Unaudited)	$14.08	0.19	0.16	0.35	—	—	—	$14.43
Year Ended 3/31/19	13.77	0.13	0.68	0.81	(0.06)	(0.44)	(0.50)	14.08
Year Ended 3/31/18	11.39	0.07	2.85	2.92	(0.11)	(0.43)	(0.54)	13.77
Period Ended 3/31/17(d)	10.42	—(c)	0.97	0.97	—	—	—	11.39

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 3, 2014 (commencement of operations) to March 31, 2015.

(c)	Less than $0.01 or $(0.01) per share.

(d)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.

FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class I
Six Months Ended 9/30/19 (Unaudited)	2.49	%(b)	$55,368	0.86	%(c)	3.18	%(c)	1.30	%(c)	5%
Year Ended 3/31/19	6.49%		18,873	0.86%		0.64%		1.94%		28%
Year Ended 3/31/18	25.71%		11,236	0.94	%(d)	0.50%		2.52%		30%
Year Ended 3/31/17	12.58%		7,102	1.05%		0.65%		3.26%		36%
Year Ended 3/31/16	(0.63)%		5,197	1.05%		0.48%		3.97%		34%
Period Ended 3/31/15(e)	3.13	%(b)	5,155	1.05	%(c)	0.19	%(c)	3.46	%(c)	11%
Class R6
Six Months Ended 9/30/19 (Unaudited)	2.49	%(b)	$ 61	0.81	%(c)	2.64	%(c)	7.39	%(c)	5%
Year Ended 3/31/19	6.54%		55	0.81%		0.95%		18.77%		28%
Year Ended 3/31/18	25.80%		14	0.90	%(d)	0.56%		30.59%		30%
Period Ended 3/31/17(f)	9.31	%(b)	11	1.00	%(c)	0.10	%(c)	77.25	%(c)	36%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

(d)

Beginning October 2, 2017, the net operating expenses were contractually limited to 0.86% and 0.81% of average daily net assets for Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2018.

(e)	For the period from December 3, 2014 (commencement of operations) to March 31, 2015.

(f)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC International Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class I
Six Months Ended 9/30/19 (Unaudited)	$10.27	0.29	0.11	0.40	—	—	—	$10.67
Year Ended 3/31/19	11.39	0.18	(0.56)	(0.38)	(0.10)	(0.64)	(0.74)	10.27
Year Ended 3/31/18	9.69	0.11	1.88	1.99	(0.12)	(0.17)	(0.29)	11.39
Year Ended 3/31/17	9.47	0.09	0.18	0.27	(0.05)	—	(0.05)	9.69
Year Ended 3/31/16	10.21	0.12	(0.69)	(0.57)	(0.17)	—	(0.17)	9.47
Period Ended 3/31/15(b)	10.00	0.02	0.19	0.21	—(c)	—	—(c)	10.21
Class R6
Six Months Ended 9/30/19 (Unaudited)	$10.33	0.27	0.12	0.39	—	—	—	$10.72
Year Ended 3/31/19	11.44	0.18	(0.55)	(0.37)	(0.10)	(0.64)	(0.74)	10.33
Year Ended 3/31/18	9.74	0.13	1.88	2.01	(0.14)	(0.17)	(0.31)	11.44
Period Ended 3/31/17(d)	9.11	0.02	0.61	0.63	—(c)	—	—(c)	9.74

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 3, 2014 (commencement of operations) to March 31, 2015.

(c)	Less than $0.01 or $(0.01) per share.

(d)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.

    FINANCIAL HIGHLIGHTS

RBC International Opportunities Fund
(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class I
Six Months Ended 9/30/19 (Unaudited)	3.90%(b)	$90,585	0.89%(c)	5.50%(c)	1.21%(c)	15%
Year Ended 3/31/19	(2.46)%	66,202	0.89%(d)	1.71%	1.26%(d)	49%
Year Ended 3/31/18	20.82%	65,372	0.94%(e)	1.03%	1.32%	45%
Year Ended 3/31/17	2.85%	25,145	1.00%	0.99%	1.84%	38%
Year Ended 3/31/16	(5.52)%	5,483	1.00%	1.23%	3.92%	35%
Period Ended 3/31/15(f)	2.12%(b)	5,308	1.00%(c)	0.59%(c)	3.50%(c)	8%
Class R6
Six Months Ended 9/30/19 (Unaudited)	3.78%(b)	$ 13	0.84%(c)	5.11%(c)	28.53%(c)	15%
Year Ended 3/31/19	(2.27)%	13	0.84%(d)	1.69%	29.90%(d)	49%
Year Ended 3/31/18	20.75%	13	0.89%(e)	1.14%	30.23%	45%
Period Ended 3/31/17(g)	6.96%(b)	11	0.95%(c)	0.46%(c)	77.08%(c)	38%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)

Beginning October 2, 2017, the net operating expenses were contractually limited to 0.89% and 0.84% of average daily net assets for Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2018.

(f)	For the period from December 3, 2014 (commencement of operations) to March 31, 2015.

(g)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.

See Notes to the Financial Statements.

    NOTES TO FINANCIAL STATEMENTS

September 30, 2019 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following five investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

- RBC Emerging Markets Small Cap Equity Fund (“Emerging Markets Small Cap Equity Fund”)

- RBC Emerging Markets Value Equity Fund (“Emerging Markets Value Equity Fund”)

- RBC Global Opportunities Fund (“Global Opportunities Fund”)

- RBC International Opportunities Fund (“International Opportunities Fund”)

Emerging Markets Equity Fund offers three share classes: Class A, Class R6 and Class I shares.

Emerging Markets Small Cap Equity Fund offers two share classes: Class A and Class I shares. Emerging Markets Value Equity Fund, Global Opportunities Fund and International Opportunities Fund each offer two share classes: Class I and Class R6 shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM-UK” or “Sub-Advisor”) serves as the investment sub-advisor. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Recent Accounting Standards:

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but

    NOTES TO FINANCIAL STATEMENTS

listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Many securities markets and exchanges outside of North American and South American time zones close prior to the close of the NYSE; therefore, the closing prices for equity securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. The Funds have procedures in place to fair value foreign equity securities traded in countries outside North American and South American time zones daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price. The Funds generally categorize such evaluated fair value prices as Level 2 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information

    NOTES TO FINANCIAL STATEMENTS

from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

    NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of September 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Equity Fund Assets:
Investments in Securities
Common Stocks
Bangladesh	$—	$6,125,621	$—	$6,125,621
Brazil	75,488,876	—	—	75,488,876
Chile	—	39,757,071	—	39,757,071
China	38,215,285	127,709,298	—	165,924,583
Hong Kong	—	58,280,115	—	58,280,115
India	15,931,987	170,468,055	—	186,400,042
Indonesia	—	43,101,634	—	43,101,634
Japan	—	24,465,070	—	24,465,070
Korea	—	107,850,100	—	107,850,100
Mexico	35,267,458	—	—	35,267,458
Peru	31,341,038	—	—	31,341,038
Philippines	—	38,875,158	—	38,875,158
South Africa	—	95,181,480	—	95,181,480
Taiwan	—	182,050,766	—	182,050,766
Thailand	—	16,196,051	—	16,196,051
Turkey	—	18,973,970	—	18,973,970
United Kingdom	—	67,461,728	—	67,461,728
United States	—	10,925,626	—	10,925,626
Preferred Stocks	—	1,120,831	—	1,120,831
Investment Company	53,035,084	—	—	53,035,084

Total Assets	$249,279,728	$1,008,542,574	$—	$1,257,822,302

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Small Cap Equity Fund
Assets:
Investments in Securities
Common Stocks
Bangladesh	$—	$350,784	$—	$350,784
Brazil	497,955	—	—	497,955
Chile	668,485	—	—	668,485
China	—	809,884	—	809,884
Egypt	—	95,943	—	95,943
Hong Kong	—	277,627	—	277,627
India	—	1,760,097	—	1,760,097
Indonesia	—	163,344	—	163,344
Korea	—	679,915	—	679,915
Malaysia	—	181,978	—	181,978
Mexico	326,444	—	—	326,444
Pakistan	—	59,946	—	59,946
Philippines	—	487,836	—	487,836
South Africa	—	550,518	—	550,518
Sri Lanka	—	129,673	—	129,673
Taiwan	—	1,073,739	—	1,073,739
Thailand	—	162,036	—	162,036
United Arab Emirates	—	272,420	—	272,420
United States	—	136,433	—	136,433
Preferred Stocks	—	86,157	112	86,269
Investment Company	518,774	—	—	518,774

Total Assets	$2,011,658	$7,278,330	$112	$9,290,100

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Value Equity Fund
Assets:
Investments in Securities
Common Stocks
Bangladesh	$—	$20,117	$—	$20,117
Brazil	208,864	—	—	208,864
Chile	34,144	69,957	—	104,101
China	266,607	872,200	—	1,138,807
Egypt	—	34,126	—	34,126
Hong Kong	—	108,038	—	108,038
Hungary	—	77,970	—	77,970
India	—	340,723	—	340,723
Indonesia	—	76,519	—	76,519
Korea	—	486,715	—	486,715
Malaysia	—	47,243	—	47,243
Mexico	107,675	—	—	107,675
Pakistan	—	28,240	—	28,240
Philippines	—	41,671	—	41,671
Russia	35,520	219,982	—	255,502
South Africa	—	225,115	—	225,115
Taiwan	—	433,627	—	433,627
Thailand	—	110,185	—	110,185
Turkey	—	75,834	—	75,834
United Arab Emirates	—	67,469	—	67,469
Vietnam	—	22,790	—	22,790
Preferred Stocks	177,743	—	—	177,743
Investment Company	42,912	—	—	42,912

Total Assets	$873,465	$3,358,521	$—	$4,231,986

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Global Opportunities Fund
Assets:
Investments in Securities
Common Stocks
Belgium	$—	$1,946,619	$—	$1,946,619
China	402,058	—	—	402,058
Denmark	—	848,155	—	848,155
Finland	—	740,635	—	740,635
Germany	—	2,196,140	—	2,196,140
Hong Kong	—	1,127,935	—	1,127,935
India	1,665,860	—	—	1,665,860
Japan	—	2,612,095	—	2,612,095
South Africa	—	829,268	—	829,268
Spain	—	1,550,603	—	1,550,603
Sweden	—	1,055,500	—	1,055,500
Switzerland	—	2,830,703	—	2,830,703
Taiwan	1,259,608	—	—	1,259,608
United Kingdom	—	4,953,211	—	4,953,211
United States	30,570,280	—	—	30,570,280
Investment Company	806,116	—	—	806,116

Total Assets	$34,703,922	$20,690,864	$—	$55,394,786

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
International Opportunities Fund
Assets:
Investments in Securities
Common Stocks
Australia	$—	$3,641,717	$—	$3,641,717
Austria	—	1,736,696	—	1,736,696
Belgium	—	4,129,569	—	4,129,569
China	1,137,243	—	—	1,137,243
Denmark	—	3,559,913	—	3,559,913
Finland	—	1,716,536	—	1,716,536
France	—	1,519,559	—	1,519,559
Germany	—	3,861,907	—	3,861,907
Hong Kong	—	4,002,538	—	4,002,538
India	5,189,610	—	—	5,189,610
Japan	—	14,498,998	—	14,498,998
Korea	—	945,683	—	945,683
Netherlands	—	1,331,614	—	1,331,614
Singapore	—	2,212,543	—	2,212,543
South Africa	—	2,561,692	—	2,561,692
Spain	—	3,396,757	—	3,396,757
Sweden	—	2,864,825	—	2,864,825
Switzerland	—	8,917,811	—	8,917,811
Taiwan	4,713,909	—	—	4,713,909
United Kingdom	—	15,899,518	—	15,899,518
Zambia	1,182,612	—	—	1,182,612
Investment Company	1,061,960	—	—	1,061,960

Total Assets	$13,285,334	$76,797,876	$—	$90,083,210

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Emerging Markets Small Cap Equity Fund
Preferred Stocks– (Philippines)
Balance as of 3/31/19(value)	$110
Change in unrealized appreciation (depreciation)	2

Balance as of 9/30/19(value)	$112

The Funds’ assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Level 3 security shown above include the subscription price paid by the Fund when the preferred shares were received and security-specific characteristics, including whether it may be converted into common shares. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement.

Repurchase Agreements:

The Funds, may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other

NOTES TO FINANCIAL STATEMENTS

large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

There were no repurchase agreements held during the period ended September 30, 2019.

Affiliated Investments:

The Funds invest in other Funds of the Trust (an “Affiliated Fund”). The Funds invest in U.S. Government Money Market Fund-RBC Institutional Class 1 as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

	Value March 31, 2019	Purchases	Sales	Value September 30, 2019	Dividends
Investments in U.S. Government Money Market Fund —RBC Institutional Class 1
Emerging Markets Equity Fund	$37,693,536	$322,106,995	$306,765,447	$53,035,084	$479,835
Emerging Markets Small Cap Equity Fund	360,401	1,418,728	1,260,356	518,774	5,358
Emerging Markets Value Equity Fund	22,848	798,784	778,720	42,912	375
Global Opportunities Fund	210,118	32,897,441	32,301,443	806,116	9,189
International Opportunities Fund	703,716	17,269,933	16,911,689	1,061,960	11,863

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex- dividend date. In certain foreign markets where declaration of a dividend follows the ex-dividend date, the dividend will be recorded when the Fund is notified of the declaration date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

NOTES TO FINANCIAL STATEMENTS

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (”REITs“) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent, they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment. These differences are primarily due to differing book and tax treatments in the timing and/or treatment of the recognition of net investment income or gain and losses, including foreign currency gains and losses, foreign taxes, partnership transactions and non-deductible expenses.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into investment advisory agreements with RBC GAM-US under which RBC GAM-US manages each Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Emerging Market Equity Fund*	0.80%
Emerging Markets Small Cap Equity Fund	1.25%
Emerging Markets Value Equity Fund*	0.80%
Global Opportunities Fund	0.76%
International Opportunities Fund	0.80%

* Prior to July 2, 2018, the annual rate for Emerging Markets Equity Fund and Emerging Markets Value Equity Fund was 0.95%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of Class A, Class I and Class R6 shares of each Fund to the following levels:

	Class A	Class I	Class R6
	Annual Rate	Annual Rate	Annual Rate
Emerging Markets Equity Fund	1.13%	0.88%	0.88%
Emerging Markets Small Cap Equity Fund	1.70%	1.45%	N/A
Emerging Markets Value Equity Fund*	N/A	0.95%	0.88%
Global Opportunities Fund	N/A	0.86%	0.81%
International Opportunities Fund	N/A	0.89%	0.84%

* Prior to July 2, 2018, the annual rate for Emerging Markets Value Equity Fund under the expense limitation agreement was 1.11% for Class I and 1.06% for Class R6.

NOTES TO FINANCIAL STATEMENTS

This expense limitation agreement is in place until July 31, 2021 (September 30, 2021 for Emerging Markets Equity Fund) and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

At September 30, 2019, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 3/31/17	FYE 3/31/18	FYE 3/31/19	FYE 3/31/20	Total

Emerging Markets Equity Fund	$503,087	$2,019,686	$1,340,210	$434,848	$4,297,831
Emerging Markets Small Cap Equity Fund	81,678	176,300	242,638	116,298	616,914
Emerging Markets Value Equity Fund	—	57,844	279,515	113,505	450,864
Global Opportunities Fund	74,936	146,186	170,557	79,566	471,245
International Opportunities Fund	96,656	199,478	231,471	122,080	649,685

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended September 30, 2019, the amount waived was $37,508, $363, $34, $528 and $812 for the Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund, Emerging Markets Value Equity Fund, Global Opportunities Fund and International Opportunities Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statements of Operations.

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

The Funds are sub-advised by RBC GAM-UK, which is a wholly-owned subsidiary of Royal Bank of Canada, which is the parent company of the Advisor. The Sub-Advisor is paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon Investment Servicing (US) Inc. (”BNY Mellon“) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by each Fund based in part on each Fund’s average net assets. BNY Mellon’s fee is included with ”Accounting fees“ in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $58,000 ($63,000 effective October 1, 2019). The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in ”Trustees’ fees“.

NOTES TO FINANCIAL STATEMENTS

In conjunction with the launch of each of the Funds, the Advisor invested seed capital to provide each Fund with its initial investment assets. The table below shows, as of September 30, 2019, each Fund’s net assets, the shares of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Emerging Markets Small Cap Equity Fund	$9,322,613	538,408	55.8%
Emerging Markets Value Equity Fund	$4,269,628	512,927	99.9%
Global Opportunities Fund	$55,429,063	2,032,600	52.8%
International Opportunities Fund	$90,597,758	1,050,050	12.4%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended September 30, 2019, there were no fees waived by the Distributor.

For the period ended September 30, 2019, the Distributor received commissions of $4,312 front-end sales charges of Class A shares, of the Funds, of which $754 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended September 30, 2019 were as follows:

	Purchases	Sales
Emerging Markets Equity Fund	$548,798,875	$118,870,353
Emerging Markets Small Cap Equity Fund	1,548,011	1,010,563
Emerging Markets Value Equity Fund	1,653,357	1,588,756
Global Opportunities Fund	38,303,203	1,765,526
International Opportunities Fund	33,998,722	11,238,151

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	Emerging Markets Equity Fund		Emerging Markets Small Cap Equity Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	September 30,	Year Ended	September 30,	Year Ended
	2019	March 31,	2019	March 31,
	(Unaudited)	2019	(Unaudited)	2019

CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$13,435,672	$4,871,768	$15,000	$75,077
Distributions reinvested	—	911,688	—	27,276
Cost of shares redeemed	(7,685,204)	(35,906,730)	(24,625)	(4,333)

Change in Class A	$5,750,468	$(30,123,274)	$(9,625)	$98,020

Class I
Proceeds from shares issued	$438,072,165	$324,835,198	$696,672	$3,458,535
Distributions reinvested	—	47,814,318	—	36,257
Cost of shares redeemed	(47,349,118)	(114,891,829)	(16,971)	(523,320)

Change in Class I	$390,723,047	$257,757,687	$679,701	$2,971,472

Class R6
Proceeds from shares issued	$15,487,204	$53,326,168	$—	$—
Distributions reinvested	—	3,596,780	—	—
Cost of shares redeemed	(4,457,599)	(3,104,670)	—	—

Change in Class R6	$11,029,605	$53,818,278	$—	$—

Change in net assets resulting from capital transactions	$407,503,120	$281,452,691	$670,076	$3,069,492

NOTES TO FINANCIAL STATEMENTS

	Emerging Markets Equity Fund		Emerging Markets Small Cap Equity Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	September 30,	Year Ended	September 30,	Year Ended
	2019	March 31,	2019	March 31,
	(Unaudited)	2019	(Unaudited)	2019

SHARE TRANSACTIONS:
Class A
Issued	1,136,904	411,695	1,505	7,639
Reinvested	—	84,966	—	2,803
Redeemed	(656,083)	(2,939,008)	(2,548)	(396)

Change in Class A	480,821	(2,442,347)	(1,043)	10,046

Class I
Issued	36,549,707	27,113,544	72,247	336,208
Reinvested	—	4,386,558	—	3,726
Redeemed	(3,924,463)	(9,726,048)	(1,717)	(50,280)

Change in Class I	32,625,244	21,774,054	70,530	289,654

Class R6
Issued	1,299,367	4,793,787	—	—
Reinvested	—	328,473	—	—
Redeemed	(368,064)	(250,614)	—	—

Change in Class R6	931,303	4,871,646	—	—

Change in shares resulting from capital transactions	34,037,368	24,203,353	69,487	299,700

NOTES TO FINANCIAL STATEMENTS

	Emerging Markets Value Equity Fund		Global Opportunities Fund
	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019

CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$—	$5,000	$38,233,697	$9,358,662
Distributions reinvested	—	50,085	—	578,188
Cost of shares redeemed	—	—	(1,617,170)	(2,396,030)

Change in Class I	$—	$55,085	$36,616,527	$7,540,820

Class R6
Proceeds from shares issued	$—	$—	$4,619	$36,929
Distributions reinvested	—	51,375	—	499
Cost of shares redeemed	—	—	(32)	(2)

Change in Class R6	$—	$51,375	$4,587	$37,426

Change in net assets resulting from capital transactions	$—	$106,460	$36,621,114	$7,578,246

SHARE TRANSACTIONS:
Class I
Issued	—	561	2,615,241	658,227
Reinvested	—	6,388	—	48,628
Redeemed	—	—	(111,986)	(182,804)

Change in Class I	—	6,949	2,503,255	524,051

Class R6
Issued	—	—	319	2,879
Reinvested	—	6,553	—	42
Redeemed	—	—	(2)	—

Change in Class R6	—	6,553	317	2,921

Change in shares resulting from capital transactions	—	13,502	2,503,572	526,972

NOTES TO FINANCIAL STATEMENTS

	International Opportunities Fund
	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$21,834,532	$21,162,651
Distributions reinvested	—	3,318,576
Cost of shares redeemed	(564,860)	(19,809,085)

Change in Class I	$21,269,672	$4,672,142

Class R6
Distributions reinvested	$—	$841

Change in Class R6	$—	$841

Change in net assets resulting from capital transactions	$21,269,672	$4,672,983

SHARE TRANSACTIONS:
Class I
Issued	2,104,544	2,260,691
Reinvested	—	372,455
Redeemed	(54,724)	(1,928,122)

Change in Class I	2,049,820	705,024

Class R6
Reinvested	—	94

Change in Class R6	—	94

Change in shares resulting from capital transactions	2,049,820	705,118

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the tax years ended March 31 of the years 2017 , 2018 and 2019 for Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund, Global Opportunities Fund and International Opportunities Fund and for the tax years ended March 31, 2018 and 2019 for the Emerging Markets Value Equity Fund), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Equity Fund	$1,266,225,270	$77,029,435	$(85,432,403)	$(8,402,968)
Emerging Markets Small Cap Equity Fund	9,805,020	714,300	(1,229,220)	(514,920)
Emerging Markets Value Equity Fund	4,661,461	160,823	(590,298)	(429,475)
Global Opportunities Fund	54,706,286	2,704,090	(2,015,590)	688,500
International Opportunities Fund	85,769,862	7,249,778	(2,936,430)	4,313,348

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales, passive foreign investment company mark-to-market adjustment and cumulative partnership basis adjustment.

The tax character of distributions during the year ended March 31, 2019 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Emerging Markets Equity Fund	$13,462,357	$43,198,175	$56,660,532	$56,660,532
Emerging Markets Small Cap Equity Fund	5,982	57,813	63,795	63,795
Emerging Markets Value Equity Fund	101,460	—	101,460	101,460
Global Opportunities Fund	84,892	496,225	581,117	581,117
International Opportunities Fund	1,047,320	2,272,097	3,319,417	3,319,417

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated March 31, 2020.

As of March 31, 2019, the Funds did not have any capital loss carryforwards for federal income tax purposes except Emerging Markets Value Equity Fund had a short-term capital loss carryforward of $395,655, and a long-term capital loss carryforward of $30,973 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The International Opportunities Fund deferred long-term qualified late-year capital losses of $(320,405) and short-term qualified late-year capital losses of $620,756 which will be treated as arising on the first business day of the year ended March 31, 2020.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per

NOTES TO FINANCIAL STATEMENTS

calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

During the six months ended September 30, 2019, redemption fees were collected by the Emerging Markets Equity Fund in the amount of $15,996. There were no redemption fees collected by the other funds. Redemption fees collected by the Funds are included in the cost of shares redeemed on the Statements of Changes in Net Assets.

9. Significant Risks

Shareholder concentration risk:

As of September 30, 2019, the Funds had omnibus accounts which owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Emerging Markets Equity Fund	2	42.4%
Emerging Markets Small Cap Equity Fund	1	38.9%
Global Opportunities Fund	2	26.7%
International Opportunities Fund	2	84.5%

Significant transactions by these shareholders may impact the Funds’ performance.

Industry and sector focus risk:

At times the Funds may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

10. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer three share classes: Class A, Class I and Class R6.

Class A

Class A shares, offered by Emerging Markets Equity Fund and Emerging Markets Small Cap Equity Fund, are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum upfront sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all of the Funds and are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in all Funds except Emerging Markets Small Cap Equity Fund and are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 through September 30, 2019.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period* 4/1/19–9/30/19	Annualized Expense Ratio During Period 4/1/19–9/30/19
Emerging Markets Equity Fund
Class A	$1,000.00	$ 977.10	$5.59	1.13%
Class I	1,000.00	978.30	4.35	0.88%
Class R6	1,000.00	978.50	4.35	0.88%
Emerging Markets Small Cap Equity Fund
Class A	1,000.00	935.10	8.22	1.70%
Class I	1,000.00	935.20	7.02	1.45%
Emerging Markets Value Equity Fund
Class I	1,000.00	950.80	4.63	0.95%
Class R6	1,000.00	951.90	4.29	0.88%
Global Opportunities Fund
Class I	1,000.00	1,024.90	4.35	0.86%
Class R6	1,000.00	1,024.90	4.10	0.81%
International Opportunities Fund
Class I	1,000.00	1,039.00	4.54	0.89%
Class R6	1,000.00	1,037.80	4.28	0.84%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

    SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period* 4/1/19-9/30/19	Annualized Expense Ratio During Period 4/1/19-9/30/19
Emerging Markets Equity Fund
Class A	$1,000.00	$1,019.35	$5.70	1.13%
Class I	1,000.00	1,020.60	4.45	0.88%
Class R6	1,000.00	1,020.60	4.45	0.88%
Emerging Markets Small Cap Equity Fund
Class A	1,000.00	1,016.50	8.57	1.70%
Class I	1,000.00	1,017.75	7.31	1.45%
Emerging Markets Value Equity Fund
Class I	1,000.00	1,020.25	4.80	0.95%
Class R6	1,000.00	1,020.60	4.45	0.88%
Global Opportunities Fund
Class I	1,000.00	1,020.70	4.34	0.86%
Class R6	1,000.00	1,020.95	4.09	0.81%
International Opportunities Fund
Class I	1,000.00	1,020.55	4.50	0.89%
Class R6	1,000.00	1,020.80	4.24	0.84%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

    APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

Information Regarding the Approval of Investment Advisory and Sub-Advisory Agreements

In September 2019, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and RBC Global Asset Management (UK) Limited (the “Sub-Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreements with the Advisor and sub-advisory agreements with the Sub-Advisor (the investment advisory and sub-advisory agreements, collectively, being the “Agreements”) for each Fund for an additional year.

As part of their review of the Agreements, the Trustees requested and considered information regarding the services performed by the Advisor and Sub-Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year as well as information presented at both a special meeting held to review requested material related to the proposed renewals and a regular meeting at which the proposed renewals were considered. The information included material provided by the Advisor, as well as reports prepared by Broadridge Financial Solutions, Inc., an independent statistical compilation company providing comparative fee and expense information and comparative performance information for the Funds. In connection with their deliberations, the independent Trustees were advised by independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management teams, as well as senior investment professionals, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature, quality, and extent of the services provided to the Funds by the Advisor and Sub-Advisor, including information regarding each Fund’s performance relative to appropriate index benchmarks and Morningstar fund peer group comparative information requested by the Board, as well as custom peer group information designed to align more closely with the Funds’ specific investment strategies.

The Trustees were informed that for the most recent one year period, the RBC Emerging Markets Equity Fund had outperformed 95% of the funds in its Morningstar category. With respect to the RBC Emerging Markets Small Cap Equity Fund, it was noted that the Fund’s categorization by Morningstar was the broader Diversified Emerging Markets category as there was no emerging markets small-cap category and that the Fund’s performance, while lagging the Morningstar category, was in line with the median performance of a custom peer group of more small-cap oriented emerging markets funds. It was noted that the RBC Emerging Markets Value Equity Fund still had less than eighteen months of operating history as of the most recent fiscal year end and that, while it had underperformed its Morningstar Diversified Emerging Markets category for the most recently completed year, value-leaning emerging markets stocks had underperformed growth-leaning emerging markets stocks during that period. It was also noted that the performance of the RBC International Opportunities Fund for the most recently completed fiscal year showed measurable improvement from prior periods.

The Trustees reviewed the Funds’ expense structure and advisory fees, including information regarding other client accounts advised or sub-advised by the Sub-Advisor with investment objectives similar to those of the Funds, including advisory fees paid and the reasons for the differences in fees. The Trustees also noted a 2018 reduction in the advisory fees for each of the RBC Emerging Markets Equity Fund and RBC Emerging Markets Value Equity Fund as well as a reduction in the operating expense limit for certain classes of the RBC Emerging Markets Value Equity Fund implemented at the same time. The Trustees considered, and viewed favorably, the Advisor’s contractual agreement to subsidize Fund expenses. The Trustees evaluated profitability data for the Advisor and Sub-Advisor and considered information regarding other benefits the Advisor and its affiliates derived from their relationships with the Funds, including soft dollars and other fall-out benefits. The Trustees were informed that only the RBC Emerging Markets Small Cap Equity Fund had total net expenses in the bottom quartile of its Morningstar category and that when compared to the custom peer group of small-cap oriented emerging markets funds, its total net expenses ranked in the second quartile. While

    APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

no fee breakpoints were perceived to be warranted, the Trustees noted that they would continue to evaluate fee and expense levels and breakpoints going forward as profitability and economies of scale information for the Funds is developed over time.

In considering the nature and quality of services provided by the Sub-Advisor to the Funds, the Trustees considered the Sub-Advisor’s investment strategies and demonstrated capabilities with respect to fundamental analysis, its significant expertise with regard to evaluating environmental, social and governance (ESG) factors, and geographic expertise. The Trustees also considered the qualifications and experience of the Sub-Advisor’s staff as well as its operational and compliance structure and systems, and the Advisor’s expertise in coordinating and overseeing the investment management and related operations of the Funds. The Trustees expressed confidence in the investment teams of the Advisor and Sub-Advisor and were satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds. In addition, the Trustees reviewed favorably the Advisor management team’s initiative to institute portfolio engineering risk analytics as part of the investment process.

Based upon their review, the Trustees concluded that the Funds’ advisory and sub-advisory fees payable to the Advisor and Sub-Advisor, respectively, were fair and reasonable in light of: the nature and quality of the services provided; the fees charged with respect to other comparable funds sub-advised by the Sub-Advisor; the complex nature of the jurisdictions where the underlying investments originate, which span a number of emerging market countries; the value of the Funds to investors; and the size of the accounts. The Trustees determined that the fees were within the range of what might have been negotiated at arms’ length. The Trustees approved the Agreements and expense limitation arrangements for each Fund for an additional year. In arriving at their collective decision to approve the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2019.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-EM SAR 09-19

Semi-Annual Report For the six months ended September 30, 2019 RBC Short Duration Fixed Income Fund RBC Ultra-Short Fixed Income Fund Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800-422-2766. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-422-2766 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

	RBC Funds
About your Semi Annual Report

This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov.

Table of Contents	Portfolio Managers	1
	Performance Summary	2
	Fund Statistics
	- RBC Short Duration Fixed Income Fund	3
	- RBC Ultra-Short Fixed Income Fund	4
	Schedule of Portfolio Investments	5
	Financial Statements
	- Statements of Assets and Liabilities	18
	- Statements of Operations	20
	- Statements of Changes in Net Assets	21
	Financial Highlights	23
	Notes to Financial Statements	27
	Share Class Information	38
	Supplemental Information	39
	Approval of Investment Advisory Agreement	41

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US”) serves as the investment advisor to the RBC Funds. RBC GAM-US employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions. Each Fund’s management team has access to RBC GAM-US’s investment research and other money management resources.

Brian Svendahl, CFA

Managing Director, Co-Head, U.S. Fixed Income

Brian Svendahl oversees the fixed income research, portfolio management and trading at RBC GAM-US. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and many of RBC GAM-US’s government mandates. Brian joined RBC GAM-US in 2005 and most recently led the mortgage and government team before being promoted to Co-Head in 2012. Prior to joining RBC GAM-US, he held several risk management, research and trading positions at Wells Fargo. Brian’s experience also includes liability management and implementing balance sheet hedging strategies. He earned a BS in economics from the University of Minnesota and a BBA in finance and an MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Brian Svendahl, CFA

Brandon T. Swensen, CFA

Vice President, Co-Head, U.S. Fixed Income

Brandon Swensen oversees RBC GAM-US’s fixed income research, portfolio management and trading. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and several cash management and core solutions. Brandon joined RBC GAM-US in 2000 and most recently was a portfolio manager on the mortgage and government team before being promoted to Co-Head. He also held research analyst positions covering asset-backed securities and credit and served as a financial analyst for the firm. Brandon earned a BS in finance from St. Cloud State University and an MBA in finance from the University of St. Thomas. He is a CFA charterholder and member of the CFA Society of Minnesota.

Brandon T. Swensen, CFA

1

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	5 Year	Since Inception(a)	Net Expense Ratio(b)(c)	Gross Expense Ratio(b)(c)
Average Annual Total Returns as of September 30, 2019 (Unaudited)

RBC Short Duration Fixed Income Fund
Class A
- At Net Asset Value	5.07%	2.41%	2.22%	2.11%	0.45%	1.99%
Class I
- At Net Asset Value	5.18%	2.51%	2.32%	2.21%	0.35%	1.04%

ICE BofAML 1-3 Year U.S. Corporate & Government Index(d)	4.66%	1.84%	1.60%	1.46%
RBC Ultra-Short Fixed Income Fund
Class A
- At Net Asset Value	3.68%	2.25%	1.90%	1.73%	0.38%	1.30%
Class I
- At Net Asset Value	3.78%	2.35%	1.96%	1.80%	0.28%	1.07%

ICE BofAML U.S.
1-Year Treasury Bill Index(d)	3.11%	1.64%	1.19%	1.06%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(a)

The inception date (commencement date) is March 3, 2014 for Class A shares and December 30, 2013 for Class I shares. The performance in the table for the Class A shares prior to March 3, 2014 reflects the performance of the Class I shares since the Fund’s inception.

(b)	The advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until July 31, 2021.
(c)	The Fund’s expenses reflect the most recent year end (March 31, 2019).
(d)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

The ICE BofAML 1-3 Year US Corporate & Government Index tracks the performance of U.S. dollar-denominated, investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational, and corporate securities with a remaining term to final maturity less than three years. You cannot invest directly in an index.

The ICE BofAML US 1-Year Treasury Bill Index comprises a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, one year from the rebalancing date. You cannot invest directly in an index.

2

FUND STATISTICS (UNAUDITED)
RBC Short Duration Fixed Income Fund
Current income consistent with preservation of capital.				Investment Objective
ICE BofAML 1-3 Year US Corporate & Government Index				Benchmark
				Asset Allocation as of 9/30/19 (% of Fund’s investments)
Morgan Stanley, MTN, 2.75%, 5/19/22	1.98%	ING Groep NV, 3.15%, 3/29/22	1.14%	Top Ten Holdings (excluding investment companies) (as of 9/30/19) (% of Fund’s net assets)
Goldman Sachs Group, Inc. (The), 2.88%, 2/25/21	1.68%	Sempra Energy, 2.90%, 2/1/23	1.13%
Drive Auto Receivables Trust, Series 2019-1, Class D, 4.09%, 6/15/26	1.44%	Becton Dickinson and Co., 2.89%, 6/6/22	1.13%
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	1.43%	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class D, 3.13%, 1/18/23	1.13%
Williams Cos., Inc. (The), 3.35%, 8/15/22	1.42%	EMD Finance LLC, 2.95%, 3/19/22	1.12%
* A listing of all portfolio holdings can be found beginning on page 5
				Growth of $10,000 Initial Investment Since Inception (12/30/13)

The graph reflects an initial investment of $10,000 over the period from December 30, 2013 (commencement of operations) to September 30, 2019 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

\

3

	FUND STATISTICS (UNAUDITED)
	RBC Ultra-Short Fixed Income Fund
Investment Objective	Current income consistent with preservation of capital.
Benchmark	ICE BofAML US 1-Year Treasury Bill Index
Asset Allocation as of 9/30/19 (% of Fund’s investments)
Top Ten Holdings (excluding investment companies) (as of 9/30/19) (% of Fund’s net assets)	Energy Transfer Operating LP, 4.15%, 10/1/20	1.83%	Canadian Imperial Bank of Commerce, (LIBOR USD 3-Month + 0.660%), 2.79%, 9/13/23	1.35%
	Goldman Sachs Group, Inc. (The), (LIBOR USD 3-Month + 0.750%), 2.90%, 2/23/23	1.80%	Cigna Corp., (LIBOR USD 3-Month + 0.890%), 3.19%, 7/15/23	1.35%
	Marriott International, Inc., (LIBOR USD 3-Month + 0.650%), 2.75%, 3/8/21	1.47%	Tyson Foods, Inc., (LIBOR USD 3-Month + 0.550%), 2.68%, 6/2/20	1.35%
	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class D, 3.59%, 2/8/22	1.36%	Drive Auto Receivables Trust, Series 2018-3, Class D, 4.30%, 9/16/24	1.34%
	AT&T, Inc., (LIBOR USD 3-Month + 0.950%), 3.25%, 7/15/21	1.36%
	Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63%, 8/15/24	1.36%

	*A listing of all portfolio holdings can be found beginning on page 12
Growth of $10,000 Initial Investment Since Inception (12/30/13)

The graph reflects an initial investment of $10,000 over the period from December 30, 2013 (commencement of operations) to September 30, 2019 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

4

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund

September 30, 2019 (Unaudited)

Principal Amount		Value
Corporate Bonds — 71.92%
Basic Materials — 0.43%
$150,000	Nutrien Ltd., 3.15%, 10/1/22	$152,964

Communications — 6.09%
150,000	AT&T, Inc., (LIBOR USD 3-Month + 1.180%), 3.31%, 6/12/24(a)	152,723
150,000	AT&T, Inc., 3.80%, 3/15/22	155,845
250,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	252,773
150,000	Comcast Corp., (LIBOR USD 3-Month + 0.630%), 2.93%, 4/15/24(a)	150,948
250,000	Discovery Communications LLC, 2.95%, 3/20/23	254,094
100,000	Discovery Communications LLC, 4.38%, 6/15/21	103,351
150,000	Fox Corp., 3.67%, 1/25/22(b)	155,127
300,000	Interpublic Group of Cos, Inc. (The), 3.50%, 10/1/20	303,501
155,000	Rogers Communications, Inc., 3.00%, 3/15/23	158,462
250,000	Videotron Ltd., 5.00%, 7/15/22	264,476
196,000	Walt Disney Co. (The), 7.75%, 1/20/24(b)	238,048

		2,189,348

Consumer, Cyclical — 4.28%
275,000	Delta Air Lines, Inc., 2.88%, 3/13/20	275,618
150,000	General Motors Financial Co., Inc., 3.20%, 7/6/21	151,593
200,000	General Motors Financial Co., Inc., 3.45%, 1/14/22	203,715
250,000	Nissan Motor Acceptance Corp., (LIBOR USD 3-Month + 0.690%), 2.79%, 9/28/22(a),(b)	249,056
200,000	Volkswagen Group of America Finance LLC, 2.70%, 9/26/22(b)	200,980
200,000	Volkswagen Group of America Finance LLC, 3.88%, 11/13/20(b)	203,263
250,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	255,749

		1,539,974

Consumer, Non-cyclical — 14.35%
100,000	Allergan Finance LLC, 3.25%, 10/1/22	102,133
250,000	Allergan Funding SCS, 3.45%, 3/15/22	256,253
150,000	Amgen, Inc., 2.65%, 5/11/22	151,883
200,000	Bayer US Finance II LLC, 3.50%, 6/25/21(b)	203,840
400,000	Becton Dickinson and Co., 2.89%, 6/6/22	406,076
125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 3.14%, 6/6/22(a)	125,645
200,000	Bristol-Myers Squibb Co., 2.90%, 7/26/24(b)	206,291
200,000	Celgene Corp., 2.88%, 2/19/21	201,731
250,000	Cigna Corp., (LIBOR USD 3-Month + 0.890%), 3.19%, 7/15/23(a)	250,318
150,000	Conagra Brands, Inc., 3.80%, 10/22/21	154,739
350,000	CVS Health Corp., 2.13%, 6/1/21	349,466
300,000	CVS Health Corp., 2.63%, 8/15/24	301,295
27,000	CVS Health Corp., 3.35%, 3/9/21	27,438
100,000	CVS Health Corp., 3.70%, 3/9/23	104,129

5

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2019 (Unaudited)

Principal Amount		Value
$400,000	EMD Finance LLC, 2.95%, 3/19/22(b)	$404,231
125,000	General Mills, Inc., 3.20%, 4/16/21	127,008
100,000	Kraft Heinz Foods Co., 2.80%, 7/2/20	100,204
150,000	Kroger Co. (The), 3.30%, 1/15/21	151,987
250,000	Molson Coors Brewing Co., 2.10%, 7/15/21	249,315
200,000	Mondelez International Holdings Netherlands BV, 2.00%, 10/28/21(b)	199,471
250,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	251,037
200,000	Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21(b)	206,642
100,000	Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	103,355
266,000	Tyson Foods, Inc., (LIBOR USD 3-Month + 0.550%), 2.68%, 6/2/20(a)	266,065
250,000	United Rentals North America, Inc., 4.63%, 7/15/23	255,896

		5,156,448

Energy — 12.68%
200,000	Enbridge Energy Partners LP, 4.20%, 9/15/21	206,228
300,000	Energy Transfer Operating LP, 4.50%, 4/15/24	319,951
350,000	Energy Transfer Partners LP, 5.20%, 2/1/22	369,163
150,000	Kinder Morgan Energy Partners LP, 3.50%, 3/1/21	152,358
150,000	Kinder Morgan Energy Partners LP, 5.80%, 3/1/21	157,116
200,000	Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	203,148
110,000	Magellan Midstream Partners LP, 4.25%, 2/1/21	112,748
300,000	Marathon Petroleum Corp., 5.13%, 3/1/21	311,764
400,000	MPLX LP, (LIBOR USD 3-Month + 1.100%), 3.20%, 9/9/22(a)	401,323
250,000	Occidental Petroleum Corp., 2.60%, 8/13/21	251,619
100,000	Occidental Petroleum Corp., 2.70%, 2/15/23	100,531
375,000	Occidental Petroleum Corp., 2.70%, 8/15/22	378,437
350,000	ONEOK, Inc., 4.25%, 2/1/22	362,967
500,000	Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	512,671
200,000	Spectra Energy Partners LP, 4.60%, 6/15/21	205,932
500,000	Williams Cos., Inc. (The), 3.35%, 8/15/22	511,197

		4,557,153

Financial — 20.50%
180,000	American Tower Corp., REIT, 3.30%, 2/15/21	182,564
150,000	Bank of America Corp., MTN, 2.33%, 10/1/21(c)	150,167
250,000	Barclays Plc, 3.20%, 8/10/21	252,475
200,000	BNP Paribas SA, MTN, 2.95%, 5/23/22(b)	202,822
250,000	Canadian Imperial Bank of Commerce, (LIBOR USD 3-Month + 0.660%), 2.79%, 9/13/23(a)	250,682
150,000	Citigroup, Inc., 2.70%, 3/30/21	151,354
150,000	Citigroup, Inc., (LIBOR USD 3-Month + 1.190%), 3.46%, 8/2/21(a)	151,995
350,000	Citigroup, Inc., 4.04%, 6/1/24(c)	369,803
300,000	Cooperatieve Rabobank UA, (LIBOR USD 3-Month + 0.480%), 2.82%, 1/10/23(a)	298,612
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	260,360

6

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2019 (Unaudited)

Principal Amount		Value
$250,000	Credit Agricole SA, 3.75%, 4/24/23(b)	$261,049
250,000	Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	252,327
250,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	260,003
200,000	Crown Castle International Corp., 3.40%, 2/15/21	202,863
600,000	Goldman Sachs Group, Inc. (The), 2.88%, 2/25/21	605,362
250,000	Goldman Sachs Group, Inc. (The), 3.63%, 2/20/24	262,038
200,000	HSBC Holdings Plc, 2.65%, 1/5/22	201,403
250,000	HSBC Holdings Plc, (LIBOR USD 3-Month + 1.660%), 3.79%, 5/25/21(a)	254,649
400,000	ING Groep NV, 3.15%, 3/29/22	408,950
200,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.890%), 3.15%, 7/23/24(a)	200,620
140,000	JPMorgan Chase & Co., 3.21%, 4/1/23(c)	143,306
275,000	Lloyds Bank Plc, 2.25%, 8/14/22	274,354
250,000	Lloyds Banking Group Plc, 3.00%, 1/11/22	252,469
700,000	Morgan Stanley, MTN, 2.75%, 5/19/22	710,356
200,000	Morgan Stanley, (LIBOR USD 3-Month + 0.930%), 3.21%, 7/22/22(a)	201,446
100,000	Regions Financial Corp., 2.75%, 8/14/22	101,342
250,000	Santander UK Group Holdings Plc, 2.88%, 10/16/20	250,984
250,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.710%), 2.81%, 6/28/22(a)	251,843

		7,366,198

Industrial — 3.27%
100,000	Caterpillar Financial Services Corp., (LIBOR USD 3-Month + 0.590%), MTN, 2.70%, 6/6/22(a)	100,535
350,000	Rockwell Collins, Inc., 2.80%, 3/15/22	355,683
150,000	Rockwell Collins, Inc., 3.20%, 3/15/24	155,751
225,000	Roper Technologies, Inc., 2.35%, 9/15/24	225,293
50,000	Roper Technologies, Inc., 2.80%, 12/15/21	50,796
275,000	Roper Technologies, Inc., 3.65%, 9/15/23	288,475

		1,176,533

Technology — 4.36%
255,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.20%, 1/15/21	254,101
150,000	Broadcom, Inc., 3.13%, 4/15/21(b)	151,466
200,000	Dell International LLC / EMC Corp., 4.42%, 6/15/21(b)	206,307
200,000	Dell International LLC / EMC Corp., 5.45%, 6/15/23(b)	217,683
125,000	Hewlett Packard Enterprise Co., 3.50%, 10/5/21	127,997
200,000	Hewlett Packard Enterprise Co., 3.60%, 10/15/20(d)	202,555
100,000	LAM Research Corp., 2.80%, 6/15/21	101,176
300,000	NXP BV / NXP Funding LLC, 4.13%, 6/1/21(b)	307,619

		1,568,904

Utilities — 5.96%
216,000	AES Corp., 4.88%, 5/15/23	219,784
300,000	CenterPoint Energy, Inc., 3.85%, 2/1/24	316,456

7

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2019 (Unaudited)

Principal Amount		Value
$350,000	Exelon Corp., 2.45%, 4/15/21	$350,795
150,000	Mississippi Power Co., (LIBOR USD 3-Month + 0.650%), 2.75%, 3/27/20(a)	149,903
255,000	Puget Energy, Inc., 6.50%, 12/15/20	266,991
400,000	Sempra Energy, 2.90%, 2/1/23	407,307
250,000	Southern Co. (The), 2.35%, 7/1/21	250,711
175,000	Southern Co. Gas Capital Corp., 3.50%, 9/15/21	178,800

		2,140,747

Total Corporate Bonds		25,848,269

(Cost $25,502,824)

Asset Backed Securities — 24.74%
160,000	Americredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24	164,418
125,000	Americredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	126,573
150,000	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class D, 3.59%, 2/8/22	151,409
115,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class D, 3.65%, 5/9/22	116,398
225,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.30%, 2/18/22	224,942
400,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class D, 3.13%, 1/18/23	404,370
250,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class D, 3.18%, 7/18/23	253,414
300,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class B, 2.13%, 7/18/25	299,693
335,000	Carmax Auto Owner Trust, Series 2019-1, Class C, 3.74%, 1/15/25	350,056
300,000	CarMax Auto Owner Trust, Series 2015-4, Class D, 3.00%, 5/16/22	300,215
250,000	CarMax Auto Owner Trust, Series 2016-2, Class C, 2.56%, 2/15/22	250,442
147,000	CarMax Auto Owner Trust, Series 2017-1, Class B, 2.54%, 9/15/22	147,832
360,000	CarMax Auto Owner Trust, Series 2017-1, Class D, 3.43%, 7/17/23	364,893
190,000	CNH Equipment Trust, Series 2015-C, Class B, 2.40%, 2/15/23	189,999
165,000	CNH Equipment Trust, Series 2016-B, Class B, 2.20%, 10/15/23	164,909
300,000	Dell Equipment Finance Trust, Series 2018-2, Class C, 3.72%, 10/22/23(b)	307,682
250,000	Drive Auto Receivables Trust, Series 2016-CA, Class D, 4.18%, 3/15/24(b)	254,613
60,727	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22(b)	60,783
250,000	Drive Auto Receivables Trust, Series 2017-AA, Class D, 4.16%, 5/15/24(b)	254,033

8

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2019 (Unaudited)

Principal Amount		Value
$241,857	Drive Auto Receivables Trust, Series 2017-BA, Class D, 3.72%, 10/17/22(b)	$243,371
260,000	Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72%, 9/16/24	262,810
200,000	Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25	204,271
500,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.09%, 6/15/26	516,142
180,000	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90%, 8/15/25	180,587
175,000	Drive Auto Receivables Trust, Series 2019-4, Class C, 2.51%, 11/17/25	175,128
90,000	Ford Credit Auto Owner Trust, Series 2016-A, Class B, 1.94%, 7/15/21	89,945
200,000	GM Financial Automobile Leasing Trust, Series 2019-1, Class D, 3.95%, 5/22/23	204,777
165,000	GM Financial Automobile Leasing Trust, Series 2019-3, Class C, 2.35%, 7/20/23	164,401
120,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class C, 2.62%, 1/16/25	121,187
235,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class D, 3.39%, 4/15/22	237,127
265,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class D, 3.17%, 4/17/23	267,212
175,000	Santander Drive Auto Receivables Trust, Series 2018-1, Class D, 3.32%, 3/15/24	177,048
365,000	Santander Drive Auto Receivables Trust, Series 2018-3, Class C, 3.51%, 8/15/23	369,547
145,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	148,085
300,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90%, 10/15/24	303,858
290,000	Santander Retail Auto Lease Trust, Series 2017-A, Class B, 2.68%, 1/20/22(b)	290,580
200,000	Tesla Auto Lease Trust, Series 2018-A, Class C, 2.97%, 4/20/20(b)	200,314
350,000	World Omni Auto Receivables Trust, Series 2016-B, Class B, 1.73%, 7/15/23	348,453

Total Asset Backed Securities		8,891,517

(Cost $8,844,217)

U.S. Government Agency Backed Mortgages — 1.41%
Fannie Mae — 0.04%
3,896	Series 2001-70, Class OF, (LIBOR USD 1-Month + 0.950%), 2.97%, 10/25/31(a)	3,966
1,364	Series 2005-68, Class BC, 5.25%, 6/25/35	1,369

9

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2019 (Unaudited)

Principal Amount		Value
$ 2,899	Series 2009-87, Class FX, (LIBOR USD 1-Month + 0.750%), 2.77%, 11/25/39(a)	$2,928
6,158	Series 2012-3, Class EA, 3.50%, 10/25/29	6,179

		14,442

Freddie Mac — 1.37%
200,000	Series 2010-K7, Class B, 5.69%, 4/25/20(b),(d)	202,841
255,000	Series 2011-K13, Class B, 4.77%, 1/25/48(b),(d)	262,490
2,932	Series 2448, Class FT, (LIBOR USD 1-Month + 1.000%), 3.03%, 3/15/32(a)	2,989
3,209	Series 2488, Class FQ, (LIBOR USD 1-Month + 1.000%), 3.03%, 3/15/32(a)	3,268
13,621	Series 2627, Class MW, 5.00%, 6/15/23	14,149
1,657	Series 3770, Class FP, (LIBOR USD 1-Month + 0.500%), 2.53%, 11/15/40(a)	1,658
5,864	Series 4027, Class GD, 2.00%, 10/15/25	5,844

		493,239

Total U.S. Government Agency Backed Mortgages		507,681

(Cost $512,346)

Collateralized Mortgage Obligations — 0.05%
18,326	JP Morgan Resecuritization Trust Series, Series 2014-1, Class 9A3, (LIBOR USD 1-Month + 0.290%), 2.44%, 12/26/35(a),(b)	18,299

Total Collateralized Mortgage Obligations		18,299

(Cost $18,035)

Shares
Investment Company — 0.10%
35,817	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	35,817

Total Investment Company		35,817

(Cost $35,817)

Total Investments		$35,301,583
(Cost $34,913,239)(f) — 98.22%

Other assets in excess of liabilities — 1.78%		638,290

NET ASSETS — 100.00%		$35,939,873

10

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

September 30, 2019 (Unaudited)

(a)	Floating rate note. Rate shown is as of report date.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Affiliated investment.
(f)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of September 30, 2019:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value	Clearinghouse
Two Year U.S. Treasury Note	19	December 2019	$(12,023)	USD $4,094,500	Barclays Capital Group

Total			$(12,023)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value	Clearinghouse
Five Year U.S. Treasury Note	10	December 2019	$7,500	USD $1,191,484	Barclays Capital Group
Total			$7,500

Abbreviations used are defined below:

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

USD - United States Dollar

See Notes to the Financial Statements.

11

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund

September 30, 2019 (Unaudited)

Principal Amount		Value
Corporate Bonds — 68.86%
Communications — 5.75%
$300,000	AT&T, Inc., (LIBOR USD 3-Month + 0.950%), 3.25%, 7/15/21(a)	$302,630
200,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 7/23/20	201,714
150,000	Comcast Corp., (LIBOR USD 3-Month + 0.630%), 2.93%, 4/15/24(a)	150,948
216,000	Discovery Communications LLC, 2.80%, 6/15/20	216,687
150,000	Fox Corp., 3.67%, 1/25/22(b)	155,127
250,000	Vodafone Group Plc, (LIBOR USD 3-Month + 0.990%), 3.31%, 1/16/24(a)	252,096

		1,279,202

Consumer, Cyclical — 8.89%
225,000	Delta Air Lines, Inc., 2.88%, 3/13/20	225,505
250,000	General Motors Financial Co., Inc., 3.55%, 4/9/21	253,723
250,000	Hyundai Capital America, 3.00%, 10/30/20(b)	251,198
325,000	Marriott International, Inc., (LIBOR USD 3-Month + 0.650%), 2.75%, 3/8/21(a)	326,280
250,000	Nissan Motor Acceptance Corp., (LIBOR USD 3-Month + 0.690%), 2.79%, 9/28/22(a),(b)	249,056
215,000	Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	215,808
250,000	Volkswagen Group of America Finance LLC, 2.70%, 9/26/22(b)	251,225
200,000	Volkswagen Group of America Finance LLC, 3.88%, 11/13/20(b)	203,263

		1,976,058

Consumer, Non-cyclical — 10.24%
100,000	Allergan Funding SCS, 3.45%, 3/15/22	102,501
75,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 0.875%), 2.98%, 12/29/20(a)	75,041
125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 3.14%, 6/6/22(a)	125,645
150,000	Celgene Corp., 2.25%, 8/15/21	150,132
150,000	Celgene Corp., 2.88%, 2/19/21	151,298
300,000	Cigna Corp., (LIBOR USD 3-Month + 0.890%), 3.19%, 7/15/23(a)	300,382
150,000	Conagra Brands, Inc., 3.80%, 10/22/21	154,740
150,000	CVS Health Corp., 2.80%, 7/20/20	150,681
107,000	CVS Health Corp., 3.35%, 3/9/21	108,734
100,000	EMD Finance LLC, 2.95%, 3/19/22(b)	101,058
200,000	Kraft Heinz Foods Co., (LIBOR USD 3-Month + 0.570%), 2.75%, 2/10/21(a)	199,367
150,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	150,622

12

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2019 (Unaudited)

Principal Amount		Value
$200,000	Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21(b)	$206,642
300,000	Tyson Foods, Inc., (LIBOR USD 3-Month + 0.550%), 2.68%, 6/2/20(a)	300,073

		2,276,916

Energy — 10.35%
150,000	ConocoPhillips Co., (LIBOR USD 3-Month + 0.900%), 3.06%, 5/15/22(a)	151,752
400,000	Energy Transfer Operating LP, 4.15%, 10/1/20	405,758
175,000	Enterprise Products Operating LLC, 2.80%, 2/15/21	176,636
100,000	Kinder Morgan Energy Partners LP, 5.80%, 3/1/21	104,744
200,000	Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	203,148
200,000	Marathon Oil Corp., 2.70%, 6/1/20	200,768
250,000	MPLX LP, (LIBOR USD 3-Month + 1.100%), 3.20%, 9/9/22(a)	250,826
150,000	Occidental Petroleum Corp., 2.60%, 8/13/21	150,972
50,000	Occidental Petroleum Corp., 2.70%, 2/15/23	50,266
250,000	Occidental Petroleum Corp., 2.70%, 8/15/22	252,291
200,000	Plains All American Pipeline LP / PAA Finance Corp., 5.75%, 1/15/20	201,654
150,000	Williams Companies, Inc. (The), 5.25%, 3/15/20	151,908

		2,300,723

Financial — 24.88%
150,000	American Tower Corp., 2.80%, 6/1/20	150,483
250,000	Australia & New Zealand Banking Group Ltd., (LIBOR USD 3-Month + 0.710%), 2.83%, 5/19/22(a),(b)	251,802
250,000	Bank of America Corp., (LIBOR USD 3-Month + 0.960%), GMTN, 3.22%, 7/23/24(a)	251,584
250,000	Bank of Nova Scotia (The), (LIBOR USD 3-Month + 0.620%), 2.78%, 9/19/22(a)	251,343
250,000	Barclays Plc, 3.25%, 1/12/21	251,996
300,000	Canadian Imperial Bank of Commerce, (LIBOR USD 3-Month + 0.660%), 2.79%, 9/13/23(a)	300,819
250,000	Citigroup, Inc., (LIBOR USD 3-Month + 0.690%), 2.95%, 10/27/22(a)	250,236
200,000	Commonwealth Bank of Australia, (LIBOR USD 3-Month + 0.700%), 2.82%, 3/16/23(a),(b)	201,089
250,000	Cooperatieve Rabobank UA, (LIBOR USD 3-Month + 0.480%), 2.82%, 1/10/23(a)	248,843
150,000	Crown Castle International Corp., 2.25%, 9/1/21	149,923
400,000	Goldman Sachs Group, Inc. (The), (LIBOR USD 3-Month + 0.750%), 2.90%, 2/23/23(a)	399,478
200,000	HSBC Holdings Plc, (LIBOR USD 3-Month + 1.660%), 3.79%, 5/25/21(a)	203,719
200,000	ING Groep NV, 3.15%, 3/29/22	204,475
73,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.680%), 2.82%, 6/1/21(a)	73,159
250,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.900%), 3.18%, 4/25/23(a)	251,463

13

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2019 (Unaudited)

Principal Amount		Value
$200,000	Lloyds Bank Plc, 2.25%, 8/14/22	$199,530
250,000	Lloyds Banking Group Plc, 3.00%, 1/11/22	252,469
200,000	Morgan Stanley, (LIBOR USD 3-Month + 0.930%), 3.21%, 7/22/22(a)	201,446
250,000	Morgan Stanley, (LIBOR USD 3-Month + 1.400%), MTN, 3.68%, 10/24/23(a)	254,444
200,000	Santander UK Group Holdings Plc, 2.88%, 10/16/20	200,787
275,000	SunTrust Bank / Atlanta GA, 2.80%, 5/17/22	279,653
200,000	Swedbank AB, (LIBOR USD 3-Month + 0.700%), 2.82%, 3/14/22(a),(b)	199,632
100,000	Wells Fargo & Co., (LIBOR USD 3-Month + 0.930%), 3.11%, 2/11/22(a)	100,579
150,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.710%), 2.81%, 6/28/22(a)	151,106
250,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.570%), 2.91%, 1/11/23(a)	250,383

		5,530,441

Industrial — 3.07%
200,000	Ingersoll-Rand Global Holding Co. Ltd., 2.90%, 2/21/21	201,611
205,000	Packaging Corp. of America, 2.45%, 12/15/20	205,297
275,000	United Technologies Corp., (LIBOR USD 3-Month + 0.650%), 2.82%, 8/16/21(a)	275,141

		682,049

Technology — 3.66%
175,000	Broadcom, Inc., 3.13%, 4/15/21(b)	176,711
225,000	Dell International LLC / EMC Corp., 4.42%, 6/15/21(b)	232,095
200,000	Hewlett Packard Enterprise Co., (LIBOR USD 3-Month + 0.720%), 3.01%, 10/5/21(a)	200,088
200,000	NXP BV / NXP Funding LLC, 4.13%, 6/1/21(b)	205,080

		813,974

Utilities — 2.02%
150,000	Florida Power & Light Co., (LIBOR USD 3-Month + 0.400%), 2.64%, 5/6/22(a)	150,017
150,000	Mississippi Power Co., (LIBOR USD 3-Month + 0.650%), 2.75%, 3/27/20(a)	149,903
150,000	Sempra Energy, (LIBOR USD 3-Month + 0.500%), 2.80%, 1/15/21(a)	149,908

		449,828

Total Corporate Bonds		15,309,191

(Cost $15,218,383)

Asset Backed Securities — 22.12%
67,537	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73%, 3/8/21	67,548
300,000	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class D, 3.59%, 2/8/22	302,819

14

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2019 (Unaudited)

Principal Amount		Value
$ 82,832	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87%, 11/8/21	$83,031
175,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.30%, 2/18/22	174,955
180,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class D, 3.13%, 1/18/23	181,966
175,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class B, 2.13%, 7/18/25	174,821
75,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class B, 2.43%, 5/20/22(b)	75,216
190,000	CarMax Auto Owner Trust, Series 2016-2, Class C, 2.56%, 2/15/22	190,336
205,000	CarMax Auto Owner Trust, Series 2017-1, Class D, 3.43%, 7/17/23	207,786
275,000	Dell Equipment Finance Trust, Series 2017-2, Class B, 2.47%, 10/24/22(b)	275,233
275,000	Dell Equipment Finance Trust, Series 2018-2, Class B, 3.55%, 10/22/23(b)	280,933
175,000	Drive Auto Receivables Trust, Series 2017-2, Class D, 3.49%, 9/15/23	176,505
60,727	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22(b)	60,783
199,426	Drive Auto Receivables Trust, Series 2017-BA, Class D, 3.72%, 10/17/22(b)	200,675
300,000	Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63%, 8/15/24	302,065
240,000	Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72%, 9/16/24	242,594
291,000	Drive Auto Receivables Trust, Series 2018-3, Class D, 4.30%, 9/16/24	298,919
225,000	Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25	229,805
130,000	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90%, 8/15/25	130,424
105,000	Drive Auto Receivables Trust, Series 2019-4, Class C, 2.51%, 11/17/25	105,077
105,000	GM Financial Automobile Leasing Trust, Series 2019-3, Class C, 2.35%, 7/20/23	104,619
225,000	Hyundai Auto Lease Securitization Trust, Series 2017-C, Class B, 2.46%, 7/15/22(b)	225,141
50,907	Santander Drive Auto Receivables Trust, Series 2015-2, Class D, 3.02%, 4/15/21	50,931
235,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class D, 3.17%, 4/17/23	236,962
160,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	163,404
225,000	Tesla Auto Lease Trust, Series 2018-A, Class D, 3.30%, 5/20/20(b)	225,606

15

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2019 (Unaudited)

Principal Amount		Value
$150,000	World Omni Auto Receivables Trust, Series 2016-B, Class B, 1.73%, 7/15/23	$149,337

Total Asset Backed Securities		4,917,491

(Cost $4,889,819)

U.S. Government Agency Backed Mortgages — 3.39%
Fannie Mae — 0.33%
20,274	Pool #888467, 6.00%, 6/1/22	20,891
14,278	Pool #AL0202, 4.00%, 4/1/21	14,393
9,711	Series 2003-55, Class CD, 5.00%, 6/25/23	10,076
78	Series 2011-23, Class AB, 2.75%, 6/25/20	78
27,263	Series 2012-1, Class GB, 2.00%, 2/25/22	27,125

		72,563

Freddie Mac — 3.06%
200,000	Series 2010-K7, Class B, 5.69%, 4/25/20(b),(c)	202,841
250,000	Series 2011-K10, Class B, 4.78%, 11/25/49(b),(c)	255,640
195,000	Series 2011-K11, Class B, 4.57%, 12/25/48(b),(c)	199,749
3,036	Series 3710, Class AB, 2.00%, 8/15/20	3,031
15,209	Series 3726, Class BA, 2.00%, 8/15/20	15,157
3,230	Series 3852, Class EA, 4.50%, 12/15/21	3,252

		679,670

Total U.S. Government Agency Backed Mortgages		752,233

(Cost $754,292)

Municipal Bonds — 0.54%
Minnesota — 0.54%
120,000	Duluth Independent School District No 709 GO, Series B, 3.00%, 2/1/20	120,171

Total Municipal Bonds		120,171

(Cost $120,198)

Collateralized Mortgage Obligations — 0.08%
18,326	JP Morgan Resecuritization Trust Series, Series 2014-1, Class 9A3, (LIBOR USD 1-Month + 0.290%), 2.44%, 12/26/35(a),(b)	18,299

Total Collateralized Mortgage Obligations		18,299

(Cost $18,035)

16

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2019 (Unaudited)

Shares		Value
Investment Company — 4.48%
996,065	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	$996,065

Total Investment Company		996,065

(Cost $996,065)

Total Investments		$22,113,450
(Cost $21,996,792)(e) — 99.47%

Other assets in excess of liabilities — 0.53%		117,871

NET ASSETS — 100.00%		$22,231,321

(a)	Floating rate note. Rate shown is as of report date.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Affiliated investment.
(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

GMTN - Global Medium Term Note

GO - General Obligations

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

See Notes to the Financial Statements.

17

FINANCIAL STATEMENTS
Statements of Assets and Liabilities

September 30, 2019 (Unaudited)
	RBC Short Duration Fixed Income Fund	RBC Ultra-Short Fixed Income Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $34,877,422 and $21,000,727, respectively)	$35,265,766	$21,117,385
Affiliated investments (cost $35,817 and $996,065, respectively)	35,817	996,065
Cash	403,839	—
Cash at broker for financial future contracts	40,645	716
Interest and dividend receivable	194,566	105,185
Receivable from advisor	4,819	12,957
Receivable for capital shares issued	—	10,460
Unrealized appreciation on futures contracts	7,500	—
Prepaid expenses and other assets	15,721	16,662

Total Assets	35,968,673	22,259,430

Liabilities:
Distributions payable	82	290
Payable for capital shares redeemed	803	10,539
Unrealized depreciation on futures contracts	12,023	—
Accrued expenses and other payables:
Accounting fees	2,048	1,994
Custodian fees	411	259
Shareholder reports	5,054	1,601
Transfer agent fees	966	5,365
Other	7,413	8,061

Total Liabilities	28,800	28,109

Net Assets	$35,939,873	$22,231,321

Net Assets Consists of:
Capital	$35,653,368	$22,186,002
Accumulated earnings	286,505	45,319

Net Assets	$35,939,873	$22,231,321

18

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)

September 30, 2019 (Unaudited)
	RBC Short Duration Fixed Income Fund	RBC Ultra-Short Fixed Income Fund
Net Assets
Class A	$305,939	$1,768,338
Class I	35,633,934	20,462,983

Total	$35,939,873	$22,231,321

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	30,402	177,913
Class I	3,542,078	2,062,489

Total	3,572,480	2,240,402

Net Asset Values and Redemption Prices Per Share:
Class A	$10.06	$9.94

Class I	$10.06	$9.92

See Notes to the Financial Statements.

19

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended September 30, 2019 (Unaudited)
	RBC Short Duration Fixed Income Fund	RBC Ultra-Short Fixed Income Fund
Investment Income:
Interest income	$493,623	$389,892
Dividend income - affiliated	7,430	5,587

Total Investment Income	501,053	395,479
Expenses:
Investment advisory fees	48,710	29,382
Distribution fees–Class A	156	786
Accounting fees	26,647	26,498
Audit fees	19,195	19,195
Custodian fees	1,168	1,217
Insurance fees	1,911	1,911
Legal fees	3,127	2,743
Registrations and filing fees	17,987	18,696
Shareholder reports	13,849	16,538
Transfer agent fees–Class A	1,847	1,882
Transfer agent fees–Class I	2,932	13,980
Trustees’ fees and expenses	1,046	1,018
Tax expense	1,694	1,694
Other fees	2,469	2,753

Total expenses before fee waiver/reimbursement	142,738	138,293
Expenses waived/reimbursed by:
Advisor	(85,754)	(101,738)

Net expenses	56,984	36,555

Net Investment Income	444,069	358,924

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	52,296	85,453
Futures contracts	22,236	—

Net realized gains	74,532	85,453
Net change in unrealized appreciation/(depreciation) on:
Investments	319,799	62,555
Futures contracts	(12,367)	—

Net unrealized gains	307,432	62,555

Net realized/unrealized gains	381,964	148,008

Change in net assets resulting from operations	$826,033	$506,932

See Notes to the Financial Statements.

20

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Short Duration Fixed Income Fund
	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019
From Investment Activities
Operations:
Net investment income	$444,069	$649,625
Net realized gains/(losses) from investments and futures contracts	74,532	(106,351)
Net change in unrealized appreciation on investments and futures contracts	307,432	384,822

Change in net assets resulting from operations	826,033	928,096

Distributions to Shareholders:
Class A	(4,141)	(10,099)
Class I	(441,295)	(648,485)

Change in net assets resulting from shareholder distributions	(445,436)	(658,584)

Capital Transactions:
Proceeds from shares issued	10,129,319	6,948,574
Distributions reinvested	445,398	656,834
Cost of shares redeemed	(2,888,669)	(6,009,748)

Change in net assets resulting from capital transactions	7,686,048	1,595,660

Net increase in net assets	8,066,645	1,865,172
Net Assets:
Beginning of period	27,873,228	26,008,056

End of period	$35,939,873	$27,873,228

Share Transactions:
Issued	1,012,638	705,880
Reinvested	44,436	66,706
Redeemed	(288,023)	(611,100)

Change in shares resulting from capital transactions	769,051	161,486

See Notes to the Financial Statements.

21

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Ultra-Short Fixed Income Fund
	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019
From Investment Activities
Operations:
Net investment income	$358,924	$640,430
Net realized gains/(losses) from investments and futures contracts	85,453	(11,332)
Net change in unrealized appreciation on investments and futures contracts	62,555	177,818

Change in net assets resulting from operations	506,932	806,916

Distributions to Shareholders:
Class A	(21,335)	(38,945)
Class I	(340,546)	(612,342)

Change in net assets resulting from shareholder distributions	(361,881)	(651,287)

Capital Transactions:
Proceeds from shares issued	7,306,056	19,799,814
Distributions reinvested	360,780	645,012
Cost of shares redeemed	(17,557,198)	(12,178,066)

Change in net assets resulting from capital transactions	(9,890,362)	8,266,760

Net increase/(decrease) in net assets	(9,745,311)	8,422,389
Net Assets:
Beginning of period	31,976,632	23,554,243

End of period	$22,231,321	$31,976,632

Share Transactions:
Issued	737,742	2,015,256
Reinvested	36,419	65,588
Redeemed	(1,771,975)	(1,239,327)

Change in shares resulting from capital transactions	(997,814)	841,517

See Notes to the Financial Statements.

22

FINANCIAL HIGHLIGHTS
RBC Short Duration Fixed Income Fund (Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/19 (Unaudited)	$ 9.94	0.13	0.12	0.25	(0.13)	—	(0.13)	$10.06
Year Ended 3/31/19	9.85	0.24	0.09	0.33	(0.24)	—	(0.24)	9.94
Year Ended 3/31/18	9.97	0.20	(0.12)	0.08	(0.20)	—	(0.20)	9.85
Year Ended 3/31/17	9.92	0.17	0.05	0.22	(0.17)	—	(0.17)	9.97
Year Ended 3/31/16	9.97	0.16	(0.04)	0.12	(0.17)	—	(0.17)	9.92
Year Ended 3/31/15	10.02	0.14	—(b )	0.14	(0.18)	(0.01)	(0.19)	9.97
Class I
Six Months Ended 9/30/19 (Unaudited)	$ 9.94	0.13	0.13	0.26	(0.14)	—	(0.14)	$10.06
Year Ended 3/31/19	9.84	0.25	0.10	0.35	(0.25)	—	(0.25)	9.94
Year Ended 3/31/18	9.97	0.21	(0.13)	0.08	(0.21)	—	(0.21)	9.84
Year Ended 3/31/17	9.92	0.18	0.05	0.23	(0.18)	—	(0.18)	9.97
Year Ended 3/31/16	9.97	0.17	(0.04)	0.13	(0.18)	—	(0.18)	9.92
Year Ended 3/31/15	10.02	0.15	—(b )	0.15	(0.19)	(0.01)	(0.20)	9.97

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

23

FINANCIAL HIGHLIGHTS
RBC Short Duration Fixed Income Fund (Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/19 (Unaudited)	2.56%(b)	$306	0.45	%(c)	2.64	%(c)	2.14	%(c)	16%
Year Ended 3/31/19	3.44%	310	0.45%		2.41%		1.99%		48%
Year Ended 3/31/18	0.78%	526	0.45%		1.98%		1.71%		55%
Year Ended 3/31/17	2.23%	666	0.45%		1.69%		1.53%		37%
Year Ended 3/31/16	1.18%	1,305	0.45%		1.60%		1.70%		50%
Year Ended 3/31/15	1.42%	1,934	0.45%		1.45%		2.07%		57%
Class I
Six Months Ended 9/30/19 (Unaudited)	2.61%(b)	$35,634	0.35	%(c)	2.69	%(c)	0.87	%(c)	16%
Year Ended 3/31/19	3.65%	27,563	0.35%		2.55%		1.04%		48%
Year Ended 3/31/18	0.78%	25,482	0.35%		2.10%		0.99%		55%
Year Ended 3/31/17	2.33%	18,366	0.35%		1.78%		1.12%		37%
Year Ended 3/31/16	1.28%	12,925	0.35%		1.70%		1.37%		50%
Year Ended 3/31/15	1.51%	12,344	0.35%		1.55%		1.68%		57%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.
(c)	Annualized.

See Notes to the Financial Statements.

24

FINANCIAL HIGHLIGHTS
RBC Ultra-Short Fixed Income Fund (Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/19 (Unaudited)	$9.89	0.13	0.06	0.19	(0.14)	(0.14)	$9.94
Year Ended 3/31/19	9.84	0.24	0.06	0.30	(0.25)	(0.25)	9.89
Year Ended 3/31/18	9.90	0.18	(0.06)	0.12	(0.18)	(0.18)	9.84
Year Ended 3/31/17	9.87	0.14	0.04	0.18	(0.15)	(0.15)	9.90
Year Ended 3/31/16	9.89	0.11	—	0.11	(0.13)	(0.13)	9.87
Year Ended 3/31/15	9.99	0.08	(0.02)	0.06	(0.16)	(0.16)	9.89
Class I
Six Months Ended 9/30/19 (Unaudited)	$9.87	0.14	0.05	0.19	(0.14)	(0.14)	$9.92
Year Ended 3/31/19	9.83	0.25	0.04	0.29	(0.25)	(0.25)	9.87
Year Ended 3/31/18	9.88	0.19	(0.05)	0.14	(0.19)	(0.19)	9.83
Year Ended 3/31/17	9.87	0.15	0.02	0.17	(0.16)	(0.16)	9.88
Year Ended 3/31/16	9.89	0.12	—	0.12	(0.14)	(0.14)	9.87
Year Ended 3/31/15	9.98	0.10	(0.02)	0.08	(0.17)	(0.17)	9.89

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

25

FINANCIAL HIGHLIGHTS
RBC Ultra-Short Fixed Income Fund (Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/19 (Unaudited)	1.89%(b)	$ 1,768	0.38%(c)	2.69%(c)	1.31%(c)	21%
Year Ended 3/31/19	3.04%	1,728	0.38%	2.41%	1.30%	57%
Year Ended 3/31/18	1.21%	1,978	0.39%(d)	1.83%	1.54%	68%
Year Ended 3/31/17	1.84%	667	0.40%	1.41%	1.30%	52%
Year Ended 3/31/16	1.16%	4,395	0.40%	1.09%	1.25%	41%
Year Ended 3/31/15	0.62%	608	0.40%	0.78%	3.04%	63%
Class I
Six Months Ended 9/30/19 (Unaudited)	1.94%(b)	$20,463	0.28%(c)	2.77%(c)	1.07%(c)	21%
Year Ended 3/31/19	3.04%	30,249	0.28%	2.57%	1.07%	57%
Year Ended 3/31/18	1.42%	21,577	0.29%(d)	1.89%	1.08%	68%
Year Ended 3/31/17	1.74%	14,011	0.30%	1.47%	1.14%	52%
Year Ended 3/31/16	1.24%	13,482	0.30%	1.22%	1.13%	41%
Year Ended 3/31/15	0.83%	13,922	0.30%	1.03%	1.65%	63%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.
(c)	Annualized.
(d)

Beginning October 2, 2017, the net operating expenses were contractually limited to 0.38% and 0.28% of average daily net assets for Class A and Class I, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2018.

See Notes to the Financial Statements.

26

NOTES TO FINANCIAL STATEMENTS

September 30, 2019 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)

- RBC Ultra-Short Fixed Income Fund (“Ultra-Short Fixed Income Fund”)

The Funds offer Class A (formerly Class F) and Class I shares. Class A and Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a contingent deferred sales charge.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Recent Accounting Standards:

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Security Valuation:

The Trust’s Board of Trustees (the ”Board“) has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are

27

NOTES TO FINANCIAL STATEMENTS

generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

28

NOTES TO FINANCIAL STATEMENTS

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•     Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of September 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Short Duration Fixed Income Fund Assets:
Investments in Securities
Corporate Bonds	$—	$25,848,269	$—	$25,848,269
Asset Backed Securities	—	8,891,517	—	8,891,517
U.S. Government Agency Backed Mortgages	—	507,681	—	507,681
Collateralized Mortgage Obligations	—	18,299	—	18,299
Investment Company	35,817	—	—	35,817
Other Financial Instruments*
Financial futures contracts	7,500	—	—	7,500

Total Assets	$43,317	$35,265,766	$—	$35,309,083

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(12,023)	$—	$—	$(12,023)

29

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Ultra-Short Fixed Income Fund Assets:
Investments in Securities
Corporate Bonds	$—	$15,309,191	$—	$15,309,191
Asset Backed Securities	—	4,917,491	—	4,917,491
Municipal Bonds	—	120,171	—	120,171
U.S. Government Agency Backed Mortgages	—	752,233	—	752,233
Collateralized Mortgage Obligations	—	18,299	—	18,299
Investment Company	996,065	—	—	996,065

Total Assets	$996,065	$21,117,385	$—	$22,113,450

* Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts which are valued at fair value.

During the period ended September 30, 2019, the Funds recognized no transfers to/from Level 1 or 2. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of September 30, 2019, the Funds do not have any outstanding TBA commitments.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to manage their risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts:

The Funds entered into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

30

NOTES TO FINANCIAL STATEMENTS

The Funds entered into U.S. Treasury Notes futures during the period ended September 30, 2019.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at September 30, 2019.

Fair Values of Derivative Financial Instrument as of September 30, 2019
Statement of Assets and Liabilities Location
Asset Derivatives
	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Interest Rate Risk:
Unrealized appreciation on futures contracts	$7,500	$—
Total	$7,500	$—

Liability Derivatives
	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Interest Rate Risk:
Unrealized depreciation on futures contracts	$12,023	$—
Total	$12,023	$—

The effect of derivative instruments on the Statement of Operations during the period ended September 30, 2019 is as follows:

Derivative Instruments Categorized by Risk Exposure	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Net Change in Unrealized Appreciation/(Depreciation) From:
Interest Rate Risk:
Financial futures contracts	$(12,367)	$—
Total	$(12,367)	$—

For the period ended September 30, 2019, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Futures long position (contracts)	24	—
Futures short position (contracts)	9	—

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties

31

NOTES TO FINANCIAL STATEMENTS

are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Affiliated Investments:

The Funds invest in other Funds of the Trust (an “Affiliated Fund”). The Funds invest in U.S. Government Money Market Fund-RBC Institutional Class 1 as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

	Value March 31, 2019	Purchases	Sales	Value September 30, 2019	Dividends
Investments in U.S. Government Money Market Fund —RBC Institutional Class 1
Short Duration Fixed Income Fund	$290,804	$12,033,510	$ 12,288,497	$ 35,817	$7,430
Ultra-Short Fixed Income Fund	924,568	7,284,915	7,213,418	996,065	5,587

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

32

NOTES TO FINANCIAL STATEMENTS

Distributions to Shareholders:

The Funds pay out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These ”book/tax“ differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Short Duration Fixed Income Fund	0.30%
Ultra-Short Fixed Income Fund	0.23%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of Class A and Class I shares of each Fund to the following levels. This expense limitation agreement is in place until July 31, 2021.

	Class A Annual Rate	Class I Annual Rate
Short Duration Fixed Income Fund	0.45%	0.35%
Ultra-Short Fixed Income Fund	0.38%	0.28%

The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

The amounts subject to possible recoupment under the expense limitation agreement as of September 30, 2019 were:

	FYE 3/31/17	FYE 3/31/18	FYE 3/31/19	FYE 3/31/20	Total
Short Duration Fixed Income Fund	$66,894	$145,794	$178,075	$ 85,243	$476,006
Ultra-Short Fixed Income Fund	64,133	153,278	199,362	101,352	518,125

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to RBC GAM-US indirectly through its investment in an affiliated money market fund. These waivers are voluntary and not subject to recoupment. These amounts are included

33

NOTES TO FINANCIAL STATEMENTS

in expenses waived/reimbursed by Advisor in the Statements of Operations. For the period ended September 30, 2019, the amounts waived were as follows:

Fees Waived
Short Duration Fixed Income Fund	$511
Ultra-Short Fixed Income Fund	386

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon Investment Servicing (US) Inc. (”BNY Mellon“) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based in part on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $54,000 ($63,000 effective October 1, 2019). The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent trustees receive a quarterly meeting fee of $6,500, for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

In conjunction with the launch of the Funds, the Advisor invested seed capital to provide each Fund with its initial investment assets. The table below shows, as of September 30, 2019, each Fund’s net assets, the shares of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Short Duration Fixed Income Fund	$35,939,873	962,195	26.9%
Ultra-Short Fixed Income Fund	$22,231,321	1,116,876	49.8%

4. Fund Distribution:

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The current Plan fee rate for Class A is 0.10%.

Plan fees are based on average daily net assets of Class A. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the period ended September 30, 2019, there were no fees waived by the Distributor.

34

NOTES TO FINANCIAL STATEMENTS

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended September 30, 2019 were as follows:

	Purchases	Sales (Excl. U.S. Gov’t)	Sales of U.S. Gov’t.
Short Duration Fixed Income Fund	$ 12,672,827	$ 5,031,078	$ 12,649
Ultra-Short Fixed Income Fund	5,365,369	15,213,960	46,282

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	Short Duration Fixed Income Fund		Ultra-Short Fixed Income Fund
	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$1,199,009	$1,059,500
Distributions reinvested	4,140	10,067	21,335	38,833
Cost of shares redeemed	(12,357)	(228,595)	(1,187,798)	(1,353,369)

Change in Class A	$(8,217)	$(218,528)	$32,546	$(255,036)

Class I
Proceeds from shares issued	$10,129,319	$6,948,574	$6,107,047	$18,740,314
Distributions reinvested	441,258	646,767	339,445	606,179
Cost of shares redeemed	(2,876,312)	(5,781,153)	(16,369,400)	(10,824,697)

Change in Class I	$7,694,265	$1,814,188	$(9,922,908)	$8,521,796

Change in net assets resulting from capital transactions	$7,686,048	$1,595,660	$(9,890,362)	$8,266,760

SHARE TRANSACTIONS:
Class A
Issued	—	—	120,801	107,414
Reinvested	413	1,022	2,150	3,944
Redeemed	(1,225)	(23,230)	(119,763)	(137,571)

Change in Class A	(812)	(22,208)	3,188	(26,213)

Class I
Issued	1,012,638	705,880	616,941	1,907,842
Reinvested	44,023	65,684	34,269	61,644
Redeemed	(286,798)	(587,870)	(1,652,212)	(1,101,756)

Change in Class I	769,863	183,694	(1,001,002)	867,730

Change in shares resulting from capital transactions	769,051	161,486	(997,814)	841,517

35

NOTES TO FINANCIAL STATEMENTS

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the years ended March 31, 2017, March 31, 2018 and March 31, 2019) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of September 30, 2019, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short Duration Fixed Income Fund	$34,913,239	$402,618	$(14,274)	$388,344
Ultra-Short Fixed Income Fund	21,996,792	128,711	(12,053)	116,658

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales and mark to market on derivatives.

The tax character of distributions during the year ended March 31, 2019 were as follows:

	Distributions Paid From
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
Short Duration Fixed Income Fund	$658,502	$658,502	$658,502
Ultra-Short Fixed Income Fund	651,001	651,001	651,001

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated March 31, 2020.

As of March 31, 2019, Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund had a short-term capital loss carryforward of $76,834 and $89,033, respectively, and a long-term capital loss carryforward of $111,479 and $64,159 respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund did not have any deferred qualified late-year capital losses.

8. Line of Credit

The Fund, along with other Funds within the Trust, participates in an uncommitted, unsecured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general

36

NOTES TO FINANCIAL STATEMENTS

business purposes. The line of credit has a scheduled termination date of August 1, 2020. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since multiple funds within the Trust participate in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at September 30, 2019. During the year ended September 30, 2019, the Fund borrowed $25,988,000 for a period of three days at an interest rate of 5.25% and incurred interest expense of $11,369.75.

9. Significant Risks

Shareholder concentration risk:

As of September 30, 2019, the Funds had omnibus accounts which owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Short Duration Fixed Income Fund	1	59.2%
Ultra-Short Fixed Income Fund	1	34.7%

Significant transactions by these shareholders may impact the Funds’ performance.

10. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

37

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A and Class I shares.

Class A

Class A shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load). Class A shares currently include a 0.10% (10 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

38

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 through September 30, 2019.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period* 4/1/19–9/30/19	Annualized Expense Ratio During Period 4/1/19–9/30/19
Short Duration Fixed Income Fund
Class A	$1,000.00	$1,026.10	$2.28	0.45%
Class I	1,000.00	1,025.60	1.77	0.35%
Ultra-Short Fixed Income Fund
Class A	1,000.00	1,019.40	1.92	0.38%
Class I	1,000.00	1,018.90	1.41	0.28%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

39

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period* 4/1/19-9/30/19	Annualized Expense Ratio During Period 4/1/19-9/30/19
Short Duration Fixed Income Fund
Class A	$1,000.00	$1,022.75	$2.28	0.45%
Class I	1,000.00	1,023.25	1.77	0.35%
Ultra-Short Fixed Income Fund
Class A	1,000.00	1,023.10	1.92	0.38%
Class I	1,000.00	1,023.60	1.42	0.28%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

40

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory Agreements

In September 2019, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreements with the Advisor (the “Agreements”) for each Fund for an additional year.

As part of their review of the Agreements, the Trustees requested and considered information regarding the services performed by the Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year, information presented at both a special meeting held to review requested material related to the proposed renewals and a regular meeting at which the proposed renewals were considered, and their experience with the portfolio management team with regard to other products over the years. The information included material provided by the Advisor, as well as reports prepared by Broadridge Financial Solutions, Inc., an independent statistical compilation company providing comparative fee and expense information and comparative performance information for the Funds. In connection with their deliberations, the independent Trustees were advised by independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals from the Advisor, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature, quality, and extent of the services provided to the Funds by the Advisor, including information with respect to each Fund’s performance relative to appropriate index benchmarks as well as Morningstar fund peer group comparative information requested by the Board. The Trustees noted that both the RBC Ultra-Short Fixed Income Fund and the RBC Short Duration Fixed Income Fund had outperformed their peers since inception.

The Trustees reviewed the Funds’ expense structure and advisory fees. The Trustees also considered, and viewed favorably, the Advisor’s contractual agreement to subsidize Fund expenses. The Trustees continued to be satisfied with the Advisor’s approach of providing profitability information so that the Advisor and Trustees could evaluate possible future economies of scale that might warrant contractual advisory fee breakpoints. The Trustees’ considerations included other benefits derived by the Advisor from its relationship with the Funds.

In considering the nature and quality of services provided by the Advisor to the Funds, the Trustees considered the significant depth and experience of the Advisor’s team with regard to management of shorter duration portfolios, and their demonstrated capabilities with respect to research, credit, and fundamental analysis, as well as the Advisor’s operational and compliance structure and systems. The Trustees expressed confidence in the Advisor’s investment team and were satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds.

Based upon their review, the Trustees determined that the advisory fees payable to the Advisor were reasonable and fair in view of the level and quality of the services to be provided by the Advisor under all the circumstances and were within the range of what might have been negotiated at arms’ length. The Trustees approved the Agreements and expense limitation arrangements for each Fund for an additional year. In arriving at their collective decision to approve the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

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44

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2019.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-FI SAR 09-19

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RBC Funds Trust

By (Signature and Title)* /s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date 11-26-2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date 11-26-2019

By (Signature and Title)* /s/ Kathleen A. Hegna

Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date 11-26-2019

* Print the name and title of each signing officer under his or her signature.